UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE PLUS BOND FUND

FORM N-Q

SEPTEMBER 30, 2017

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 26.0%
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.1%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	5,005,000	$5,177,047
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	5,190,000	5,443,013
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	5,520,000	5,775,300

Total Auto Components				16,395,360

Automobiles - 0.3%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	1,020,000	1,091,400
Ford Motor Co., Senior Notes	4.750%	1/15/43	6,390,000	6,287,651
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,550,000	1,746,673
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	1,250,000	1,276,157
Ford Motor Credit Co., LLC, Senior Notes	5.750%	2/1/21	4,010,000	4,400,669
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	12,560,000	13,982,658
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	3,850,000	3,868,844
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	4,174,139
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	890,000	898,106
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,872,998
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	8,068,402
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	963,471
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	6,860,000	7,062,461
Hyundai Capital America, Senior Notes	2.125%	10/2/17	3,670,000	3,670,000	(a)

Total Automobiles				61,363,629

Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	3,280,000	3,385,370	(a)
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	5,920,000	6,023,008	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	2,310,000	2,526,563
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	1,430,000	1,505,075
McDonald’s Corp., Medium-Term Notes	5.350%	3/1/18	310,000	314,857
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,820,000	11,292,831
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,950,000	13,337,371
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	7,970,000	8,189,175	(a)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	2,330,000	2,423,200	(a)

Total Hotels, Restaurants & Leisure				48,997,450

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	5,640,000	5,822,059
Newell Brands Inc., Senior Notes	3.150%	4/1/21	3,760,000	3,849,747
Newell Brands Inc., Senior Notes	3.850%	4/1/23	10,110,000	10,634,373
Newell Brands Inc., Senior Notes	4.200%	4/1/26	7,110,000	7,494,940

Total Household Durables				27,801,119

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	15,420,945	(a)
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	6,943,793	(a)
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	11,703,644

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - (continued)
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	$8,484,993	(a)
Netflix Inc., Senior Bonds	5.500%	2/15/22	490,000	536,550
Netflix Inc., Senior Bonds	5.875%	2/15/25	2,970,000	3,255,863
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	489,141

Total Internet & Direct Marketing Retail				46,834,929

Media - 1.2%
21st Century Fox America Inc., Senior Debentures	6.750%	1/9/38	200,000	263,493
21st Century Fox America Inc., Senior Notes	4.500%	2/15/21	8,000	8,568
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	260,000	324,099
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	1,350,000	1,780,901
21st Century Fox America Inc., Senior Notes	6.900%	8/15/39	120,000	161,631
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	5,010,000	5,091,412	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	10,537,000	11,282,054
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	10,830,000	10,981,549	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	7,796,740
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	4,190,113
Comcast Corp., Notes	5.875%	2/15/18	65,000	66,044
Comcast Corp., Senior Notes	6.300%	11/15/17	1,210,000	1,216,783
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	4,069,457
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,841,926
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	259,851
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	73,737
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	3,009,539
Comcast Corp., Senior Notes	6.550%	7/1/39	350,000	471,111
Comcast Corp., Senior Notes	6.400%	3/1/40	1,710,000	2,292,555
DISH DBS Corp., Senior Notes	6.750%	6/1/21	4,280,000	4,718,700
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,335,000	3,551,775
DISH DBS Corp., Senior Notes	5.875%	11/15/24	17,019,000	17,901,861
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	18,070,000	18,729,555	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	22,040,000	22,118,327	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	11,230,000	12,091,221
SFR Group SA, Senior Secured Bonds	6.000%	5/15/22	10,705,000	11,200,106	(a)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	3,030,000	3,211,042	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	9,160,000	9,927,150	(a)
Time Warner Cable LLC, Debentures	7.300%	7/1/38	8,925,000	11,235,598
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	15,880,000	17,272,006
Time Warner Cable LLC, Senior Notes	4.125%	2/15/21	8,351,000	8,677,608
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	3,295,000	3,965,609
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	8,447,000	9,299,441
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	2,060,000	2,806,951
Time Warner Inc., Senior Notes	4.700%	1/15/21	20,000	21,412
Time Warner Inc., Senior Notes	4.750%	3/29/21	9,220,000	9,935,499
Time Warner Inc., Senior Notes	6.250%	3/29/41	970,000	1,165,871

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
UBM PLC, Notes	5.750%	11/3/20	6,060,000	$6,366,216	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	2,512,000	2,584,462
Viacom Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,724,633
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,000,000	2,097,500	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.250%	1/15/26	1,540,000	1,609,300	(a)

Total Media				237,393,406

Multiline Retail - 0.1%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	11,350,000	12,031,000

Specialty Retail - 0.0%
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	1,520,000	1,416,206

TOTAL CONSUMER DISCRETIONARY				452,233,099

CONSUMER STAPLES - 2.5%
Beverages - 1.0%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	10,600,000	10,780,500
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	11,940,000	12,393,752
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	37,240,000	38,592,527
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	25,970,000	29,451,769
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,580,000	13,544,275
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,730,000	5,083,553
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	26,650,000	26,901,584
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	3,940,000	4,509,613
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,497,152
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	6,830,000	7,137,350	(a)
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	620,000	668,102
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,971,438
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,421,559
Molson Coors Brewing Co., Senior Notes	3.000%	7/15/26	8,365,000	8,150,896
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	5,116,358
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	10,485,000	11,228,437	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	5,022,073	(a)

Total Beverages				197,470,938

Food & Staples Retailing - 0.3%
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,496,580
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,645,861
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,810,000	14,789,458
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	324,323	355,241	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	3,827,073	4,272,847
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	10,162,509	11,502,019
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,372,049	2,815,293
Kroger Co., Senior Notes	5.150%	8/1/43	780,000	802,683
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	3,076,850
Wal-Mart Stores Inc., Senior Notes	4.250%	4/15/21	360,000	387,631
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	12,000,000	11,982,093

Total Food & Staples Retailing				71,126,556

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.5%
Danone SA, Senior Bonds	2.589%	11/2/23	20,650,000	$20,314,771	(a)
Danone SA, Senior Notes	2.077%	11/2/21	15,860,000	15,596,217	(a)
Danone SA, Senior Notes	2.947%	11/2/26	8,600,000	8,362,633	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	2,963,000	3,168,513	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	9,526,000	10,223,664
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	6,570,000	6,811,038
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	5,630,000	5,808,108
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,000,000	1,919,395
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	4,830,000	5,277,543
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	440,000	470,485
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	3,930,000	4,321,241
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	4,280,000	4,243,341
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	90,000	94,275	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	6,470,000	6,809,675	(a)
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	2,090,000	2,103,710	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	7,603,762	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	690,000	712,012	(a)

Total Food Products				103,840,383

Household Products - 0.0%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	7,400,000	7,918,000

Tobacco - 0.7%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	13,265,518
Altria Group Inc., Senior Notes	4.750%	5/5/21	11,110,000	12,047,743
Altria Group Inc., Senior Notes	2.850%	8/9/22	5,100,000	5,211,455
BAT Capital Corp., Senior Notes	3.557%	8/15/27	47,740,000	48,317,632	(a)
BAT Capital Corp., Senior Notes	4.540%	8/15/47	20,830,000	21,520,508	(a)
Imperial Brands Finance PLC, Senior Notes	2.050%	2/11/18	4,660,000	4,662,874	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,739,098
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,203,345
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	3,349,050
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,160,000	2,380,735
Reynolds American Inc., Senior Notes	3.250%	6/12/20	3,842,000	3,950,700
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	9,308,308

Total Tobacco				140,956,966

TOTAL CONSUMER STAPLES				521,312,843

ENERGY - 4.3%
Energy Equipment & Services - 0.2%
Baker Hughes a GE Co., LLC, Senior Notes	3.200%	8/15/21	2,487,000	2,562,606
Ensco PLC, Senior Notes	8.000%	1/31/24	5,622,000	5,551,725
Halliburton Co., Senior Bonds	3.800%	11/15/25	13,610,000	13,998,559
Halliburton Co., Senior Notes	4.850%	11/15/35	5,440,000	5,915,287
Halliburton Co., Senior Notes	5.000%	11/15/45	8,510,000	9,370,041
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	720,000	758,707	(a)
Transocean Inc., Senior Notes	6.000%	3/15/18	970,000	986,975

Total Energy Equipment & Services				39,143,900

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 4.1%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	2,850,000	$2,989,850
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	6,470,000	8,070,332
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	30,000	32,753
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	16,141,000	17,130,678
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	3,960,000	4,430,067
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	12,895,000	15,298,937
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	13,540,000	16,822,898
Apache Corp., Senior Notes	3.250%	4/15/22	3,214,000	3,263,216
Apache Corp., Senior Notes	6.000%	1/15/37	1,810,000	2,124,249
Apache Corp., Senior Notes	5.100%	9/1/40	15,199,000	15,951,494
Apache Corp., Senior Notes	4.750%	4/15/43	5,980,000	6,008,186
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	17,485,193
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	23,500,000	24,278,962
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	4,790,000	4,793,676
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	536,704
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,710,332
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	16,310,000	16,721,664
BP Capital Markets PLC, Senior Notes	3.588%	4/14/27	7,160,000	7,374,504
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	6,420,000	6,628,650	(a)
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	1,610,000	1,740,813	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	5,000	5,175
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	4,690,000	4,748,625
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	3,140,000	2,912,350
Chevron Corp., Senior Notes	2.954%	5/16/26	20,390,000	20,380,198
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	13,826,000	14,104,219
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	35,600,000	36,205,663
Concho Resources Inc., Senior Notes	4.375%	1/15/25	3,590,000	3,787,450
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	810,000	1,095,594
ConocoPhillips, Notes	6.500%	2/1/39	90,000	120,386
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	12,179
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	899,882
Continental Resources Inc., Senior Notes	4.500%	4/15/23	845,000	849,225
Devon Energy Corp., Senior Notes	3.250%	5/15/22	5,750,000	5,823,919
Devon Energy Corp., Senior Notes	5.850%	12/15/25	11,416,000	13,181,678
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	10,892,906
Devon Energy Corp., Senior Notes	5.000%	6/15/45	23,090,000	24,424,052
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	60,000	79,387
Ecopetrol SA, Senior Notes	5.875%	5/28/45	27,530,000	27,013,812
EOG Resources Inc., Senior Notes	4.150%	1/15/26	5,682,000	6,035,350
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	7,330,000	4,544,600
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	11,750,438
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	24,611,622
Kerr-McGee Corp., Notes	6.950%	7/1/24	3,151,000	3,749,645
Kerr-McGee Corp., Notes	7.875%	9/15/31	2,087,000	2,659,431
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	12,600,000	13,095,199
Kinder Morgan Inc., Medium-Term Notes	7.800%	8/1/31	3,276,000	4,163,991

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	$307,125	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	10,575,666
MPLX LP, Senior Notes	4.875%	6/1/25	8,960,000	9,617,504
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,544
Noble Energy Inc., Senior Notes	3.850%	1/15/28	9,560,000	9,598,668
Noble Energy Inc., Senior Notes	5.250%	11/15/43	6,205,000	6,531,723
Noble Energy Inc., Senior Notes	5.050%	11/15/44	1,741,000	1,803,548
Noble Energy Inc., Senior Notes	4.950%	8/15/47	4,490,000	4,595,058
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	4,350,000	4,447,875
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	5,324,699
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,667,963
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	7,460,000	7,353,357
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,705,000	6,254,371
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	2,710,000	2,887,278
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	10,210,000	10,513,187
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	9,210,000	9,923,775
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	15,271,389
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	92,526,862	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	8,504,130
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	14,490,000	15,685,425
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	4,959,000
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	3,609,100
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	14,494,200
QEP Resources Inc., Senior Notes	6.875%	3/1/21	8,110,000	8,576,325
Range Resources Corp., Senior Notes	5.875%	7/1/22	1,440,000	1,494,000	(a)
Range Resources Corp., Senior Notes	5.000%	3/15/23	8,140,000	8,119,650	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	3,030,000	2,999,700
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	3,240,000	3,321,000
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	6,404,768
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	535,129
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,197,096
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	5,334,000	4,587,240
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	10,900,000	11,171,622	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	7,580,000	7,964,748	(a)
Shelf Drilling Holdings Ltd., Secured Notes	9.500%	11/2/20	652,284	662,884	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,101,620
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,428,964
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	6,273,555
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	6,921,749
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	14,801,371
Shell International Finance BV, Senior Notes	4.000%	5/10/46	20,780,000	21,070,343
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	666,472
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	17,660,000	18,986,513	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	14,960,000	19,354,926
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	295,000	290,575
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	10,370,000	10,253,337

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Debentures	7.500%	1/15/31	499,000	$601,295
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	11,863,000	13,998,340
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,861,600
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	287,000	350,829
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,937,912
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	956,250
WPX Energy Inc., Senior Notes	6.000%	1/15/22	270,000	280,463
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,440,000	1,621,800

Total Oil, Gas & Consumable Fuels				853,794,657

TOTAL ENERGY				892,938,557

FINANCIALS - 8.7%
Banks - 6.1%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	9,850,000	10,477,356	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	10/16/17	12,050,000	10,739,563	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	11,870,000	13,101,513	(b)(c)
Bank of America Corp., Senior Notes	5.750%	12/1/17	1,800,000	1,812,454
Bank of America Corp., Senior Notes	5.650%	5/1/18	160,000	163,677
Bank of America Corp., Senior Notes	2.600%	1/15/19	8,150,000	8,218,458
Bank of America Corp., Senior Notes	5.625%	7/1/20	14,140,000	15,406,368
Bank of America Corp., Senior Notes	5.875%	1/5/21	15,920,000	17,643,866
Bank of America Corp., Senior Notes	5.000%	5/13/21	11,720,000	12,763,095
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	29,689,583
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	244,893
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,686,732
Bank of America Corp., Senior Notes	3.875%	8/1/25	13,710,000	14,375,992
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	16,459,680
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	7,309,190	(c)
Bank of America Corp., Senior Notes	5.000%	1/21/44	37,300,000	43,402,925
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	3,050,000	3,230,238
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	14,821,694
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,453,819
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	12,000,000	12,568,363
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	4,555,000	4,587,352	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	10,383,936	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,562,564	(a)
Citigroup Inc., Junior Subordinated Bonds (5.350% to 5/15/23 then 3 mo. USD LIBOR + 3.466%)	5.350%	5/15/23	6,200,000	6,445,210	(b)(c)
Citigroup Inc., Junior Subordinated Bonds (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	8,170,000	8,874,663	(b)(c)
Citigroup Inc., Junior Subordinated Bonds (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	28,020,000	30,331,650	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	$6,518,875	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.900% to 2/15/23 then 3 mo. USD LIBOR + 4.230%)	5.900%	2/15/23	2,140,000	2,311,200	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,482,747
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	27,579,780
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	19,090,000	20,116,675
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	737,762
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	28,397,109
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	12,000,757
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,420,000	38,489,250
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,118,719
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	164,978
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	3,839,465
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	2,100,471
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,273,410
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,411,083	(a)
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	16,490,000	16,612,858	(a)
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	11,522,000	13,063,068	(a)(b)(c)
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	24,060,000	25,889,296
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	26,000,000	27,347,855
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	8,420,000	10,055,618
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	16,980,000	18,890,250	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	10,440,000	11,106,208	(b)(c)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	26,610,000	27,451,794
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,882,320
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	19,275,000	20,195,226
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,657,991
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	17,750,000	18,425,699
ING Bank NV, Subordinated Notes	5.800%	9/25/23	13,820,000	15,799,100	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	8,100,000	8,128,951	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	15,910,000	16,006,559	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	29,410,000	29,940,727	(a)
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	10,278,246
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	11,442,941
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,908,086
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	10,277,743
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	20,876
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,329,878
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	20,000,000	20,893,555
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,279,754
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	17,670,000	20,167,315

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	$110,632	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	16,106,594
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	7,344,132
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,640,000	15,722,486	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	6,859,867
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	14,330,118
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	16,693,535
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	25,763,046
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	3,560,000	4,159,340	(a)
Standard Chartered PLC, Subordinated Notes	3.950%	1/11/23	2,130,000	2,165,643	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	19,190,000	22,634,969	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	10,680,000	10,516,491
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	32,680,000	33,495,175	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	4,880,000	5,138,549	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	26,840,000	28,210,277	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/30/17	38,301,000	38,444,629	(b)(c)
Wachovia Corp., Senior Notes	5.750%	2/1/18	13,275,000	13,459,042
Wells Fargo & Co., Junior Subordinated Bonds (5.875% to 9/17/24 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	3,480,000	3,877,590	(b)(c)
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	5,740,000	5,740,562
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	14,990,286
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	28,890,407
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	7,034,050
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,938,454
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	36,290,000	38,427,331
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	9,592,801
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,232,199
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	21,932,160
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	18,341,474
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	3,195,493
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	20,285,000	22,324,873
Wells Fargo Bank NA, Subordinated Notes	6.000%	11/15/17	3,920,000	3,940,846
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	5,612,000	6,341,560

Total Banks				1,272,303,640

Capital Markets - 1.4%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	925,000	925,000
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	5,677,462
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	6,730,000	7,227,400
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	24,115,000	27,056,942
Goldman Sachs Capital II, Junior Subordinated Bonds (3 mo. USD LIBOR + 0.768% , min. coupon 4.000%)	4.000%	10/30/17	413,000	371,700	(b)(c)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	20,030,000	22,327,903
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	13,300,000	13,332,305
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	583,000	595,811
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	210,000	211,959

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	$27,682,761
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000	4,333,784
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,848,750
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,389,524
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,637,138
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	10,154,970
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	10,673,041
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	5,811,871	(c)
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	39,128,551
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	25,230,779
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	11,419,482
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	18,841,000	21,619,102
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,596,984	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/30/17	5,550,000	0	*(b)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes (3 mo. USD LIBOR + 0.780%)	1.780%	8/19/65	190,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	*(d)(e)(f)(g)
Morgan Stanley, Senior Notes	5.950%	12/28/17	4,700,000	4,748,112
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	27,101,000	27,484,733

Total Capital Markets				284,486,064

Consumer Finance - 0.2%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	2,699,000	3,043,122
Ally Financial Inc., Senior Notes	8.000%	11/1/31	3,690,000	4,778,181
DAE Funding LLC, Senior Notes	4.500%	8/1/22	3,160,000	3,246,505	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	3,200,000	3,288,000	(a)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	5,365,000	6,073,125
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,500,000	1,566,750
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000	66,300
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	16,560,000	16,559,917

Total Consumer Finance				38,621,900

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	8,550,000	8,752,388
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,590,000	2,742,595
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	1,180,000	1,274,426
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	6,003,498	7,206,692
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000	6,239,262

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	17,167,000		$17,355,508
GE Capital International Funding Co., Unlimited Co., Senior Notes	4.418%	11/15/35	5,171,000		5,633,633
ILFC E-Capital Trust II, Bonds (Max (3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate, 30 year Treasury Constant Maturity Rate) + 1.800%)	4.610%	12/21/65	2,870,000		2,748,025	(a)(c)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	8,880,000		10,892,862
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000		3,972,682
Magnolia Finance X Ltd.	3.065%	12/3/20	44,185,707	GBP	58,024,643	(a)(f)(g)
Magnolia Finance X Ltd.	4.332%	12/3/20	14,532,840	GBP	19,084,517	(a)(f)(g)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	2,510,000		2,619,813	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	4,590,000		4,830,975	(a)
Voya Financial Inc., Senior Notes	2.900%	2/15/18	854,000		857,788

Total Diversified Financial Services					152,235,809

Insurance - 0.3%
American International Group Inc., Junior Subordinated Debentures (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/87	446,000		489,485	(c)
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000		12,888,562
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	2,900,000		2,844,098	(a)
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	4,100,000		4,131,828
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000		5,562,757
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000		11,970,500	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	5,493,000		6,344,415
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000		6,820,248
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000		324,742
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000		8,778,943	(a)

Total Insurance					60,155,578

Thrifts & Mortgage Finance - 0.0%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	5,150,000		5,433,250	(a)

TOTAL FINANCIALS					1,813,236,241

HEALTH CARE - 2.0%
Biotechnology - 0.3%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	9,430,000		9,792,589
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000		1,545,618
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000		2,129,473
Celgene Corp., Senior Notes	3.550%	8/15/22	4,650,000		4,865,895
Celgene Corp., Senior Notes	3.625%	5/15/24	2,200,000		2,295,182
Celgene Corp., Senior Notes	3.875%	8/15/25	9,250,000		9,775,943
Celgene Corp., Senior Notes	5.250%	8/15/43	3,712,000		4,272,143

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Biotechnology - (continued)
Celgene Corp., Senior Notes	5.000%	8/15/45	3,960,000	$4,494,216
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	399,000	421,750
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,211,918
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,629,360
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	6,919,987
Gilead Sciences Inc., Senior Notes	4.150%	3/1/47	7,660,000	7,867,041

Total Biotechnology				61,221,115

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	11,610,000	11,935,531
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	7,379,039
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	11,382,508
Becton, Dickinson & Co., Senior Notes	3.363%	6/6/24	18,160,000	18,356,073
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	3,922,000	4,012,234
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,880,000	3,056,207
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,040,444
Medtronic Inc., Senior Notes	3.500%	3/15/25	26,870,000	28,050,571

Total Health Care Equipment & Supplies				85,212,607

Health Care Providers & Services - 0.6%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,629,402
Anthem Inc., Notes	7.000%	2/15/19	1,895,000	2,021,576
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,223,429
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,397,728
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	5,440,000	5,441,545
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	7,100,000	7,159,999
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,410,000	1,325,846
Centene Corp., Senior Notes	4.750%	5/15/22	5,890,000	6,177,138
Centene Corp., Senior Notes	6.125%	2/15/24	2,860,000	3,099,525
Centene Corp., Senior Notes	4.750%	1/15/25	3,970,000	4,128,800
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,780,724	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	845,417	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	2,045,000	2,248,165	(a)
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	15,987,875
HCA Inc., Notes	7.690%	6/15/25	723,000	844,103
HCA Inc., Senior Notes	7.500%	2/15/22	738,000	848,471
HCA Inc., Senior Secured Notes	6.500%	2/15/20	4,150,000	4,528,688
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	352,275
HCA Inc., Senior Secured Notes	5.250%	6/15/26	3,750,000	4,050,000
Humana Inc., Senior Notes	7.200%	6/15/18	240,000	248,936
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,517,869
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	8,730,216
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,751,719
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,814,486
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	670,870
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	10,300,000	10,599,772
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	7,000,000	7,140,000

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,540,000	$1,536,992
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,153,324
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	12,807,491

Total Health Care Providers & Services				129,062,381

Pharmaceuticals - 0.7%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	7,230,000	7,504,336
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	10,140,000	10,547,045
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	2,390,000	2,557,542
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	1,042,000	1,131,750
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	6,100,000	6,142,682
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	10,480,223
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	30,978,337
Mallinckrodt International Finance SA, Senior Notes	5.500%	4/15/25	50,000	45,375	(a)
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	6,700,000	6,727,215
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	7,390
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	3,480,000	3,384,270
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	1,540,000	1,484,055
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,520,000	1,451,681
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	5,770,000	5,328,417
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,873,000	1,877,682	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	220,000	221,925	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	120,000	120,600	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	14,472,000	14,472,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	2,160,000	2,027,700	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,430,000	1,258,400	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	4,949,000	4,386,051	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	6,981,000	6,143,280	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	6.500%	3/15/22	2,140,000	2,268,400	(a)
Valeant Pharmaceuticals International Inc., Senior Secured Notes	7.000%	3/15/24	5,760,000	6,163,718	(a)
Wyeth LLC, Notes	5.950%	4/1/37	5,098,000	6,685,120

Total Pharmaceuticals				133,395,194

TOTAL HEALTH CARE				408,891,297

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Boeing Co., Senior Notes	6.000%	3/15/19	8,370,000	8,884,832
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,408,627
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,339,779
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	13,560,204
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,653,899
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,674,787
United Technologies Corp., Senior Notes	4.500%	6/1/42	5,359,000	5,772,340

Total Aerospace & Defense				41,294,468

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.1%
Air 2 U.S., Notes	8.027%	10/1/19	1,144,737	$1,185,518	(a)
Continental Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	8,626,094	9,521,051
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	2,002	2,017
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	32,097	34,183
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	6,962,468	8,037,473
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	2,092,791	2,186,967

Total Airlines				20,967,209

Commercial Services & Supplies - 0.3%
Cintas Corp., Senior Notes	2.900%	4/1/22	7,980,000	8,137,802
Cintas Corp., Senior Notes	3.700%	4/1/27	7,500,000	7,848,528
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,486,000	1,329,970
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Senior Notes	5.250%	4/15/21	7,130,000	7,326,075	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000	2,130,000
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	4,060,000	4,364,500
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	3,060,000	3,335,400
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	630,000	673,313
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,270,000	1,279,525
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,545,070
Waste Management Inc., Senior Notes	3.500%	5/15/24	4,440,000	4,613,301
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,691,924
West Corp., Senior Notes	5.375%	7/15/22	10,930,000	11,066,625	(a)
West Corp., Senior Secured Notes	4.750%	7/15/21	3,000,000	3,045,000	(a)

Total Commercial Services & Supplies				59,387,033

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	1,373,000	1,475,677
Eaton Corp., Senior Notes	1.500%	11/2/17	3,900,000	3,899,621
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	25,399,278
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	6,641,055

Total Electrical Equipment				37,415,631

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	4.375%	9/16/20	1,184,000	1,268,585
General Electric Co., Senior Notes	4.650%	10/17/21	410,000	449,227
General Electric Co., Senior Notes	5.875%	1/14/38	2,460,000	3,225,404
General Electric Co., Senior Notes	6.875%	1/10/39	27,244,000	39,965,721
General Electric Co., Senior Notes	4.500%	3/11/44	8,660,000	9,717,475
General Electric Co., Subordinated Notes	5.300%	2/11/21	4,382,000	4,820,661

Total Industrial Conglomerates				59,447,073

Machinery - 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	5,268,000	5,317,770
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,481,605

Total Machinery				7,799,375

TOTAL INDUSTRIALS				226,310,789

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.1%
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	3,720,000	$3,738,600	(a)
Harris Corp., Senior Notes	4.854%	4/27/35	2,988,000	3,301,634
Harris Corp., Senior Notes	5.054%	4/27/45	6,087,000	6,998,503

Total Communications Equipment				14,038,737

IT Services - 0.3%
First Data Corp., Senior Notes	7.000%	12/1/23	1,191,000	1,274,727	(a)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	21,169,000	22,059,156	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	26,798,503
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	18,272,202

Total IT Services				68,404,588

Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,287,178
Intel Corp., Senior Notes	4.900%	7/29/45	2,850,000	3,413,814

Total Semiconductors & Semiconductor Equipment				7,700,992

Software - 0.6%
Activision Blizzard Inc., Senior Notes	6.125%	9/15/23	3,120,000	3,346,979	(a)
Microsoft Corp., Senior Bonds	2.400%	8/8/26	36,710,000	35,524,460
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	19,737,689
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,368,129
Microsoft Corp., Senior Notes	3.300%	2/6/27	27,850,000	28,869,913
Microsoft Corp., Senior Notes	3.450%	8/8/36	770,000	777,143
Microsoft Corp., Senior Notes	4.100%	2/6/37	4,530,000	4,919,060
Microsoft Corp., Senior Notes	3.950%	8/8/56	3,840,000	3,968,903
Oracle Corp., Senior Notes	1.200%	10/15/17	15,770,000	15,768,187

Total Software				117,280,463

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	2.450%	8/4/26	30,530,000	29,491,816
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	36,680,000	37,423,440	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	27,891,000	29,307,648	(a)

Total Technology Hardware, Storage & Peripherals				96,222,904

TOTAL INFORMATION TECHNOLOGY				303,647,684

MATERIALS - 1.4%
Chemicals - 0.2%
Ecolab Inc., Senior Notes	4.350%	12/8/21	2,650,000	2,868,977
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	12,930,000	13,328,244	(a)
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	1,311,000	1,360,708
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,664,822
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,087,169
OCP SA, Senior Notes	4.500%	10/22/25	10,510,000	10,607,722	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	330,000	348,292
Westlake Chemical Corp., Senior Notes	4.625%	2/15/21	3,098,000	3,217,273
Westlake Chemical Corp., Senior Notes	4.875%	5/15/23	2,950,000	3,082,750

Total Chemicals				40,565,957

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction Materials - 0.0%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.750%	12/15/23	2,590,000	$2,764,825	(a)

Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	940,000	997,575	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	4,500,000	4,639,275	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	3,347,620	3,435,495
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	5,190,000	5,422,771	(a)
WestRock RKT Co., Senior Notes	3.500%	3/1/20	2,855,000	2,926,904
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,372,673

Total Containers & Packaging				19,794,693

Metals & Mining - 1.1%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	12,985,000	14,445,812	(a)
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	12,605,000	12,941,074	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,395,642	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	10,228,755	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	5,330,000	5,276,354	(a)
ArcelorMittal SA, Senior Notes	6.750%	2/25/22	3,010,000	3,465,263
ArcelorMittal SA, Senior Notes	7.500%	10/15/39	3,490,000	4,205,450
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	1,825,819
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	1,988,000	2,139,664
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	10,116,195
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	10,051,416
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	983,000	1,005,380
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	9,021,954
BHP Billiton Finance USA Ltd., Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	28,735,000	33,907,300	(a)(c)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,190,000	2,468,130	(a)
Freeport-McMoRan Inc., Senior Notes	6.500%	11/15/20	2,002,000	2,050,549
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	6,825,000	6,893,250
Freeport-McMoRan Inc., Senior Notes	6.750%	2/1/22	3,250,000	3,404,375
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	590,000	582,442
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	2,091,000	2,289,645
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,172,000	3,919,073
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	18,690,000	18,712,895	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	4,620,000	4,815,710	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	17,390,000	17,528,845	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	24,800,000	26,396,120
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	13,714,000	15,771,100

Total Metals & Mining				226,858,212

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	3,540,000	$3,750,271

TOTAL MATERIALS				293,733,958

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	24,482,047	(a)

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.1%
AT&T Inc., Global Notes	5.500%	2/1/18	2,136,000	2,163,298
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	1,556,027
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,545,190
AT&T Inc., Senior Notes	3.400%	5/15/25	30,145,000	29,784,523
AT&T Inc., Senior Notes	4.250%	3/1/27	7,870,000	8,115,758
AT&T Inc., Senior Notes	3.900%	8/14/27	16,700,000	16,765,833
AT&T Inc., Senior Notes	4.900%	8/14/37	5,860,000	5,940,873
AT&T Inc., Senior Notes	4.350%	6/15/45	10,783,000	9,935,218
AT&T Inc., Senior Notes	4.500%	3/9/48	7,490,000	6,936,619
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	18,910,000	19,186,551	(a)
British Telecommunications PLC, Bonds	9.125%	12/15/30	5,310,000	8,053,920
CenturyLink Inc., Senior Notes	5.625%	4/1/25	10,000	9,612
Qwest Corp., Debentures	6.875%	9/15/33	4,760,000	4,670,067
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	4,034,000	4,402,102	(a)
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,562,143
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	4,485,000	4,813,930
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	6,160,000	6,805,893
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	10,010,000	11,011,646
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	4,045,000	4,507,780
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	7,820,000	7,974,344
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	28,675,000	28,821,331	(a)
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	4,672,000	4,395,923
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	39,935,000	41,750,295
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	3,010,000	2,676,329
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	3,760,000	3,655,233

Total Diversified Telecommunication Services				238,040,438

Wireless Telecommunication Services - 0.3%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	2,780,000	3,064,950	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	10,400,000	11,050,000	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,430,000	6,462,225
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	3,680,000	3,940,902
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	80,000	83,478
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	4,561,000	4,904,991	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	1,880,000	2,093,850
Sprint Corp., Senior Notes	7.875%	9/15/23	2,900,000	3,371,250
Sprint Corp., Senior Notes	7.625%	2/15/25	18,385,000	21,131,259

Total Wireless Telecommunication Services				56,102,905

TOTAL TELECOMMUNICATION SERVICES				294,143,343

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.9%
Electric Utilities - 0.8%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	160,000	$205,994
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	8,525,000	11,427,046
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,687,240
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	408,230
Exelon Corp., Bonds	5.625%	6/15/35	426,000	514,136
FirstEnergy Corp., Notes	7.375%	11/15/31	51,356,000	68,483,411
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	19,595,156
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	15,010,000	15,273,454
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	1,260,000	1,408,176	(i)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	19,295,000	25,170,723
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	2,980,000	3,174,803
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	10,590,000	13,528,230
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,504,229
Progress Energy Inc., Senior Notes	6.000%	12/1/39	1,530,000	1,940,836

Total Electric Utilities				170,321,664

Gas Utilities - 0.1%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	9,413,000	12,836,573

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp., Senior Notes	7.375%	7/1/21	176,000	201,978
AES Corp., Senior Notes	5.500%	3/15/24	680,000	711,450
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	5,300,000	5,505,640	(a)

Total Independent Power and Renewable Electricity Producers				6,419,068

Multi-Utilities - 0.0%
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	4,829,730

TOTAL UTILITIES				194,407,035

TOTAL CORPORATE BONDS & NOTES (Cost - $5,154,350,068)				5,425,336,893

			FACE AMOUNT†/UNITS
ASSET-BACKED SECURITIES - 4.2%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	2,807,207	2,912,749	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	16,689,726	16,703,723	(a)
AASET, 2014-1 B	7.375%	12/15/29	10,493,803	10,677,445	(c)
Airspeed Ltd., 2007-1A G1W (1 mo. USD LIBOR + 0.270%)	1.504%	4/15/24	14,666,870	13,116,641	(a)(c)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3 (1 mo. USD LIBOR + 0.570%)	2.374%	9/25/34	14,639	14,677	(c)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	1.456%	9/25/34	2,312,538	2,221,472	(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	3.796%	12/27/39	7,100,000	7,487,109	(c)
CDC Mortgage Capital Trust, 2004-HE3 M1 (1 mo. USD LIBOR + 0.915%)	2.152%	11/25/34	103,589	101,141	(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	2.737%	10/25/37	49,920,000	48,489,822	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	2.987%	10/25/37	108,930,000	89,481,660	(a)(c)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	36,940,000	37,206,411	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Conseco Financial Corp., 1993-2	8.000%	7/15/18	3,220	$3,136	(c)
Conseco Financial Corp., 1996-5 B1	8.100%	7/15/26	92,202	1,432	(c)
Conseco Financial Corp., 1999-3 A9	6.530%	2/1/31	17,249,844	16,988,743	(c)
Contimortgage Home Equity Trust, 1997-4 B1F (6 mo. USD LIBOR + 5.520%)	7.330%	10/15/28	155,309	188,425	(c)
Countrywide Asset-Backed Certificates, 2003-BC3 A2 (1 mo. USD LIBOR + 0.620%)	1.857%	9/25/33	470,971	451,301	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	1.577%	12/25/36	82,085	45,650	(a)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	1.374%	7/15/36	67,826	59,804	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	1.384%	11/15/36	706,120	595,854	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	1.374%	1/15/37	7,703,744	7,330,436	(c)
Countrywide Home Equity Loan Trust, 2007-B A (1 mo. USD LIBOR + 0.150%)	1.384%	2/15/37	9,904,365	9,379,810	(c)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	16,292,129	16,556,739	(a)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	1.737%	10/25/34	5,933,725	5,808,205	(a)(c)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	8,179	8,178
Greenpoint Manufactured Housing, 1999-3 2A2 (1 year Treasury Constant Maturity Rate + 3.800%)	4.890%	6/19/29	1,675,000	1,623,648	(c)
Greenpoint Manufactured Housing, 2001-2 IA2 (Auction Rate Security)	4.731%	2/20/32	2,025,000	1,929,989	(c)
Greenpoint Manufactured Housing, 2001-2 IIA2 (Auction Rate Security)	4.724%	3/13/32	4,075,000	3,892,484	(c)
GSAA Home Equity Trust, 2005-6 A3 (1 mo. USD LIBOR + 0.370%)	1.607%	6/25/35	3,827,764	3,866,614	(c)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	1.637%	10/25/46	7,688,212	6,673,254	(a)(c)
Hertz Vehicle Financing LLC, 2015-1A C	4.350%	3/25/21	14,481,000	14,481,584	(a)
Hertz Vehicle Financing LLC, 2016-1A D	5.730%	3/25/20	18,584,000	18,350,715	(a)
Hertz Vehicle Financing LLC, 2016-2A D	5.970%	3/25/22	23,726,000	23,134,226	(a)
Hertz Vehicle Financing LLC, 2017-1A A	2.960%	10/25/21	65,430,000	65,208,127	(a)
Hertz Vehicle Financing LLC, 2017-1A D	6.490%	10/25/21	24,750,000	24,726,735	(a)
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A (1 mo. USD LIBOR + 0.140%)	1.377%	12/25/36	108,370,018	90,770,890	(c)
Lehman XS Trust, 2006-2N 1A1 (1 mo. USD LIBOR + 0.260%)	1.497%	2/25/46	16,920,974	15,062,360	(c)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.160%)	1.397%	10/25/36	4,332,770	2,176,776	(c)
Morgan Stanley Capital Inc., 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	2.257%	10/25/33	433,794	434,781	(c)
National Collegiate Student Loan Trust, 2007-4 A3L (1 mo. USD LIBOR + 0.850%)	2.087%	3/25/38	63,656,232	43,823,140	(c)
Northstar Education Finance Inc., 2007-1 A5 (Auction Rate Security)	2.660%	1/29/46	6,475,000	6,119,859	(c)
Northstar Education Finance Inc., 2007-1 A6 (Auction Rate Security)	2.448%	1/29/46	12,175,000	11,506,970	(c)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	41,820,264	41,250,823

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Origen Manufactured Housing, 2006-A A2	3.047%	10/15/37	17,512,180	$16,495,971	(c)
Origen Manufactured Housing, 2007-A A2	3.037%	4/15/37	19,826,387	18,536,666	(c)
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	3.037%	7/25/35	4,944,733	5,008,165	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 0.620%)	1.857%	3/25/34	6,534,090	6,561,748	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	15,053,858	11,484,862
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB (1 mo. USD LIBOR + 0.660%)	1.897%	5/25/33	551,468	492,468	(c)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	2.362%	8/25/33	1,449,222	1,377,273	(c)
Residential Asset Mortgage Products Inc., 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	1.587%	10/25/36	15,950,000	13,412,782	(c)
Residential Funding Mortgage Securities II, 2003-HS3 (1 mo. USD LIBOR + 0.290%)	1.527%	8/25/33	18,056	17,893	(c)
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	2.737%	10/25/32	1,665,186	1,570,170	(a)(c)
SACO I Trust, 2006-3 A3 (1 mo. USD LIBOR + 0.460%)	1.697%	4/25/36	480,815	1,109,977	(c)
SACO I Trust, 2006-5 1A (1 mo. USD LIBOR + 0.300%)	1.537%	4/25/36	44,354	87,028	(c)
SLM Student Loan Trust, 2008-5 A4 (3 mo. USD LIBOR + 1.700%)	3.014%	7/25/23	14,892,197	15,346,382	(c)
SLM Student Loan Trust, 2008-9 A (3 mo. USD LIBOR + 1.500%)	2.814%	4/25/23	17,190,767	17,610,664	(c)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	3,503,073	3,459,285	(a)(f)
Small Business Administration Participation Certificates, 2016-20G 1	2.040%	7/1/36	4,705,055	4,540,991
Small Business Administration Participation Certificates, 2017-10B 1	2.518%	9/10/27	14,820,000	14,880,143
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	71,340,474	(a)
Social Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	15,540,184	(a)
Southern Pacific Secured Assets Corp., 1998-2 A1 (1 mo. USD LIBOR + 0.340%)	1.577%	7/25/29	2,515	2,500	(c)
Structured Asset Securities Corp., 2005-SC1 1A2 (6 mo. USD LIBOR + 5.300%)	7.325%	5/25/31	7,382,688	6,780,701	(a)(c)
Structured Asset Securities Corp., 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	1.457%	2/25/36	1,118,084	75,994	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $847,176,969)				886,595,859

			FACE AMOUNT†
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 9.8%
American Home Mortgage Assets, 2006-3 3A12 (1 mo. USD LIBOR + 0.190%)	1.427%	10/25/46	6,296,851	5,930,747	(c)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	880,000	892,767	(a)
Banc of America Alternative Loan Trust, 2004-11 2CB1	6.000%	12/25/34	8,625,999	8,537,259
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.754%	4/10/49	1,061,305	990,682	(c)
Banc of America Funding Corp., 2004-B 3A2 (12 mo. USD LIBOR + 1.940%)	3.427%	12/20/34	114,900	61,579	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Banc of America Funding Corp., 2015-R2 03A2 (1 mo. USD LIBOR + 0.260%)	1.497%	4/29/37	50,513,000	$46,716,175	(a)(c)
Banc of America Funding Corp., 2015-R2 10A1 (1 mo. USD LIBOR + 0.190%)	1.427%	6/29/37	32,426,115	31,592,060	(a)(c)
Banc of America Funding Corp., 2015-R2 3A1 (1 mo. USD LIBOR + 0.260%)	1.497%	4/29/37	16,605,079	16,497,321	(a)(c)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	33,260,000	28,199,092	(a)(c)(f)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	13,979,812	11,062,421	(a)(c)
Bear Stearns Asset-Backed Securities Trust, 2006-AC4 A2 (-4.333 * 1 mo. USD LIBOR + 33.583%)	28.222%	7/25/36	4,099,411	6,554,072	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	1.407%	3/25/37	23,225,751	20,826,819	(c)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	2,820,000	1,491,267
CGBAM Commercial Mortgage Trust, 2016-IMC E (1 mo. USD LIBOR + 7.400%)	8.634%	11/15/21	51,090,000	49,715,066	(a)(c)
Chevy Chase Mortgage Funding Corp., 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	1.437%	10/25/36	571,712	536,585	(a)(c)
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	3,351,505	3,168,091
Citigroup Commercial Mortgage Trust, 2008-C7 AJA	6.427%	12/10/49	2,160,000	1,296,022	(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	7,500,000	7,863,798
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	16,424,000	16,980,310	(c)
Citigroup Commercial Mortgage Trust, 2017-P7 C	4.498%	4/14/50	18,830,000	19,032,313	(c)
Citigroup Mortgage Loan Trust Inc., 2005-05 (6 mo. USD LIBOR + 2.210%)	3.389%	8/25/35	102,855	91,492	(c)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A (12 mo. USD LIBOR + 2.200%)	3.580%	12/25/35	102,774	91,329	(c)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4 (1 mo. USD LIBOR + 0.240%)	1.477%	11/25/36	3,435,318	3,442,793	(c)
Cold Storage Trust, 2017-ICE3 A (1 mo. USD LIBOR + 1.000%)	2.234%	4/15/36	18,840,000	18,935,084	(a)(c)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,837,103
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,555,886	(c)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.252%	10/10/46	730,000	759,586	(c)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	1,763,000	1,846,514	(a)
Commercial Mortgage Pass-Through Certificates, 2014-CR19 B	4.703%	8/10/47	10,190,000	10,924,265	(c)
Commercial Mortgage Trust, 2013-CR09 E	4.396%	7/10/45	3,000,000	2,175,975	(a)(c)
Commercial Mortgage Trust, 2013-CR12 E	5.252%	10/10/46	1,453,000	1,069,417	(a)(c)
Commercial Mortgage Trust, 2014-CR21 A3	3.528%	12/10/47	590,000	611,928
Commercial Mortgage Trust, 2014-CR21 C	4.564%	12/10/47	11,948,000	11,991,424	(c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	10,670,000	10,772,551	(c)
Commercial Mortgage Trust, 2015-DC1 C	4.498%	2/10/48	3,070,000	3,001,793	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Countrywide Alternative Loan Trust, 2006-006CB 1A4	5.500%	5/25/36	7,358,690	$6,795,894
Countrywide Alternative Loan Trust, 2006-043CB 1A10	6.000%	2/25/37	6,855,156	6,025,273
Countrywide Alternative Loan Trust, 2006-0A09 2A1B (1 mo. USD LIBOR + 0.200%)	1.436%	7/20/46	570,472	383,757	(c)
Countrywide Alternative Loan Trust, 2006-18CB A6, PAC (-4.000 * 1 mo. USD LIBOR + 28.600%)	23.651%	7/25/36	9,800,440	15,098,272	(c)
Countrywide Alternative Loan Trust, 2006-23CB 2A6, PAC-11 (-4.000 * 1 mo. USD LIBOR + 28.400%)	23.451%	8/25/36	3,712,046	5,380,987	(c)
Countrywide Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 * 1 mo. USD LIBOR + 6.630%)	5.393%	2/25/37	19,936,544	5,493,836	(c)
Countrywide Home Loan Mortgage Pass-Through Trust, 2006-0A5 1A1 (1 mo. USD LIBOR + 0.200%)	1.437%	4/25/46	1,934,957	1,694,117	(c)
Countrywide Home Loans, 2006-R1 AF2 (1 mo. USD LIBOR + 0.370%)	1.607%	1/25/36	2,942,280	2,694,624	(a)(c)
Countrywide Home Loans, 2006-R2 AS, IO	4.398%	7/25/36	22,218,503	2,749,817	(a)(c)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.454%	6/15/38	4,459,328	2,369,821	(c)
Credit Suisse Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	9,196,137	7,907,528
Credit Suisse Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	9,702,574	9,620,382	(c)
Credit Suisse Mortgage Trust, 2013-11R 2A3	13.962%	5/27/34	14,162,696	22,223,575	(a)(c)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	13,120,000	13,623,292	(a)
Credit Suisse Mortgage Trust, 2014-USA D	4.373%	9/15/37	12,950,000	12,455,370	(a)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	4,290,000	3,851,750	(a)
Credit Suisse Mortgage Trust, 2015-02R 7A1 (12 mo. Monthly Treasury Average Index + 2.540%)	2.918%	8/27/36	29,825,659	30,735,920	(a)(c)
Credit Suisse Mortgage Trust, 2015-04R 3A3 (1 mo. USD LIBOR + 0.310%)	1.544%	10/27/36	48,456,954	23,801,305	(a)(c)
Credit Suisse Mortgage Trust, 2015-GLPA A	3.881%	11/15/37	4,150,000	4,393,783	(a)
Credit Suisse Mortgage Trust, 2015-TOWN F (1 mo. USD LIBOR + 4.500%)	5.734%	3/15/28	15,000,000	15,050,394	(a)(c)
Credit Suisse Mortgage Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.620%)	6.854%	7/15/32	23,400,000	23,313,841	(a)(c)
CSAIL Commercial Mortgage Trust, 2015-C4 F	3.500%	11/15/48	11,217,000	7,157,758	(a)(c)
CSAIL Commercial Mortgage Trust, 2015-C4 G	3.500%	11/15/48	4,596,000	2,488,035	(a)(c)
Deutsche Bank Commercial Mortgage Trust, 2017-C6 A5	3.328%	6/10/50	6,530,000	6,650,341
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	16,763,644	18,291,834
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO (-1.000 * 1 mo. USD LIBOR + 6.290%)	5.056%	11/15/36	1,709,567	293,090	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3281 AI, IO (-1.000 * 1 mo. USD LIBOR + 6.430%)	5.196%	2/15/37	9,731,891	1,730,644	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO (-1.000 * 1 mo. USD LIBOR + 6.030%)	4.796%	9/15/37	2,472,845	387,083	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3422 AI, IO	0.250%	1/15/38	1,461,459	15,332
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO (-1.000 * 1 mo. USD LIBOR + 6.230%)	4.996%	1/15/40	4,049,836	661,712	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	7,504,286	8,038,242

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB PAC	4.000%	12/15/39	23,658,659	$24,831,963
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	24,103,050	26,838,509
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO (-1.000 * 1 mo. USD LIBOR + 5.950%)	4.716%	10/15/41	11,730,508	1,989,443	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3973 SA, IO (-1.000 * 1 mo. USD LIBOR + 6.490%)	5.256%	12/15/41	7,250,636	1,465,919	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO (-1.000 * 1 mo. USD LIBOR + 6.050%)	4.816%	8/15/39	4,497,215	704,960	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	6,897,539	646,218
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO (-1.000 * 1 mo. USD LIBOR + 6.000%)	4.766%	8/15/42	2,284,171	458,425	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	5,747,400	808,726
Federal Home Loan Mortgage Corp. (FHLMC), 4146 DI, IO	3.000%	12/15/31	4,571,220	464,238
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO (-1.000 * 1 mo. USD LIBOR + 6.200%)	4.966%	5/15/39	4,697,960	564,814	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC (-1.000 * 1 mo. USD LIBOR + 6.250%)	5.016%	9/15/42	4,378,906	694,382	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	5,753,030	567,101
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	3,446,393	430,099
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.816%	4/15/41	13,123,392	688,637	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	10,854,847	12,188,764
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	1,371,461	137,513
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.928%	2/15/38	2,130,278	138,727	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 * 1 mo. USD LIBOR + 6.100%)	4.866%	8/15/44	13,977,845	2,905,675	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 * 1 mo. USD LIBOR + 6.000%)	4.766%	12/15/46	28,850,708	6,270,796	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.219%	4/25/20	62,850,304	1,390,519	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.767%	7/25/21	20,108,134	1,028,997	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.685%	10/25/21	8,240,577	423,739	(c)
Federal National Mortgage Association (FNMA), 2005-088 IP, IO	1.221%	10/25/35	4,713,048	274,559
Federal National Mortgage Association (FNMA), 2006-028 1P, IO	1.393%	4/25/36	3,241,547	253,018
Federal National Mortgage Association (FNMA), 2006-059 IP, IO	0.000%	7/25/36	5,554,262	495,099
Federal National Mortgage Association (FNMA), 2006-118 IP1, IO	0.000%	12/25/36	8,223,442	717,256
Federal National Mortgage Association (FNMA), 2006-118 IP2, IO	0.000%	12/25/36	8,311,126	525,254
Federal National Mortgage Association (FNMA), 2010-027 AS, IO (-1.000 * 1 mo. USD LIBOR + 6.480%)	5.243%	4/25/40	3,273,739	658,367	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	19,331,985	$20,404,483
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,409,119	1,586,663
Federal National Mortgage Association (FNMA), 2011-099 KS, IO (-1.000 * 1 mo. USD LIBOR + 6.700%)	5.463%	10/25/26	1,910,115	225,122	(c)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	2,849,908	3,118,259
Federal National Mortgage Association (FNMA), 2012-035 SC, IO (-1.000 * 1 mo. USD LIBOR + 6.500%)	5.263%	4/25/42	3,890,392	786,257	(c)
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	6,490,991	7,393,666
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	9,845,145	11,503,619
Federal National Mortgage Association (FNMA), 2012-070 YS, IO (-1.000 * 1 mo. USD LIBOR + 6.650%)	5.413%	2/25/41	2,241,183	296,964	(c)
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	618,021	567,776
Federal National Mortgage Association (FNMA), 2012-074 SA, IO (-1.000 * 1 mo. USD LIBOR + 6.650%)	5.413%	3/25/42	7,005,920	1,128,975	(c)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	369,799	339,735
Federal National Mortgage Association (FNMA), 2012-075 NS, IO (-1.000 * 1 mo. USD LIBOR + 6.600%)	5.363%	7/25/42	955,652	184,783	(c)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	2,313,353	210,322
Federal National Mortgage Association (FNMA), 2012-133 CS, IO (-1.000 * 1 mo. USD LIBOR + 6.150%)	4.913%	12/25/42	5,403,023	1,024,335	(c)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO (-1.000 * 1 mo. USD LIBOR + 6.150%)	4.913%	12/25/42	4,390,435	968,578	(c)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO (-1.000 * 1 mo. USD LIBOR + 6.150%)	4.913%	12/25/42	13,328,745	2,520,755	(c)
Federal National Mortgage Association (FNMA), 2013-001 YI, IO	3.000%	2/25/33	15,934,819	1,972,492
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	8,478,368	9,789,380
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	22,854,799	25,308,504
Federal National Mortgage Association (FNMA), 2013-009 SA, IO (-1.000 * 1 mo. USD LIBOR + 6.150%)	4.913%	3/25/42	7,621,328	1,068,676	(c)
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	10,919,676	1,862,045
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	6,732,203	509,377
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	10,430,924	1,741,472
Federal National Mortgage Association (FNMA), 2013-054 BS, IO (-1.000 * 1 mo. USD LIBOR + 6.150%)	4.913%	6/25/43	10,296,395	2,181,362	(c)
Federal National Mortgage Association (FNMA), 2013-124 SB, IO (-1.000 * 1 mo. USD LIBOR + 5.950%)	4.713%	12/25/43	20,827,578	4,236,833	(c)
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.834%	8/25/44	11,710,031	707,281	(c)
Federal National Mortgage Association (FNMA), 2015-55 IO, IO	1.488%	8/25/55	23,896,173	1,297,175	(c)
Federal National Mortgage Association (FNMA), 2015-56 AS, IO (-1.000 * 1 mo. USD LIBOR + 6.150%)	4.913%	8/25/45	4,404,744	1,008,449	(c)
Federal National Mortgage Association (FNMA), 2016-23 ST, IO (-1.000 * 1 mo. USD LIBOR + 6.000%)	4.763%	11/25/45	26,658,378	5,606,396	(c)
Federal National Mortgage Association (FNMA), 2016-60 QS, IO (-1.000 * 1 mo. USD LIBOR + 6.100%)	4.863%	9/25/46	30,421,035	5,109,526	(c)
Federal National Mortgage Association (FNMA), 2016-61 BS, IO (-1.000 * 1 mo. USD LIBOR + 6.100%)	4.863%	9/25/46	14,128,550	2,251,075	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA), 2017-76 SB, IO	4.866%	10/25/57	56,128,571	$10,515,337	(c)(f)(g)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M2 (1 mo. USD LIBOR + 3.000%)	4.237%	7/25/24	82,960,000	87,408,697	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C01 2M2 (1 mo. USD LIBOR + 4.550%)	5.787%	2/25/25	7,552,632	8,065,789	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	6.237%	7/25/25	35,742,234	39,555,787	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M1 (1 mo. USD LIBOR + 0.950%)	2.187%	10/25/29	40,997,154	41,204,051	(a)(c)
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	925,838	196,212
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	1,793,115	381,888
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	716,654	141,236
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	378,544	71,898	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	338,663	62,122	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	467,763	86,233
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	2,096,705	455,253
Federal National Mortgage Association (FNMA) STRIPS, 409 C01, IO	3.000%	11/25/26	7,182,118	583,442
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	348,474	30,344
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	7,030,516	1,220,054
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	4,957,862	910,475
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	2,232,456	513,045
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	1.567%	6/25/37	13,797,402	8,373,271	(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	192,611,730	1,434,553	(a)
GAHR Commercial Mortgage Trust, 2015-NRF BFX	3.495%	12/15/34	2,690,000	2,736,029	(a)(c)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	1.404%	4/16/35	5,521,079	5,330,741	(a)(c)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	38,807,000	21,366,808	(c)
Government National Mortgage Association (GNMA), 2006-016 GS, IO (-1.000 * 1 mo. USD LIBOR + 6.990%)	5.754%	4/20/36	930,642	160,537	(c)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1 (-1.000 * 1 mo. USD LIBOR + 6.500%)	5.264%	3/20/39	875,725	56,095	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2010-042 BS, IO (-1.000 * 1 mo. USD LIBOR + 6.480%)	5.244%	4/20/40	736,251	$117,343	(c)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	7,100,000	7,703,868
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC (-1.000 * 1 mo. USD LIBOR + 6.650%)	5.414%	1/20/40	457,397	56,798	(c)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	25,494,763	26,798,040
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	28,367,619	32,467,430
Government National Mortgage Association (GNMA), 2010-118, IO	0.142%	4/16/53	2,937,616	25,724	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	2.236%	5/20/60	763,939	774,482	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	1.581%	8/20/58	1,833,796	1,818,720	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	1.611%	12/20/60	402,398	400,403	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	1.631%	12/20/60	8,968,630	8,947,247	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	455,850	45,242
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	1.681%	2/20/61	2,558,694	2,556,278	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	1.711%	3/20/61	9,203,576	9,195,466	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	1.731%	3/20/61	8,240,118	8,237,632	(c)
Government National Mortgage Association (GNMA), 2012-034 SA, IO (-1.000 * 1 mo. USD LIBOR + 6.050%)	4.814%	3/20/42	2,479,400	424,507	(c)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	7,642,264	606,631
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	2,949,680	210,406
Government National Mortgage Association (GNMA), 2012-098 SA, IO (-1.000 * 1 mo. USD LIBOR + 6.100%)	4.866%	8/16/42	4,906,624	863,269	(c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.778%	1/16/54	79,582,132	4,266,406	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.795%	11/20/42	3,386,430	128,920	(c)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 * 1 mo. USD LIBOR + 5.600%)	4.364%	8/20/44	661,235	97,335	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	8,789,013	842,050
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	1,326,659	243,686
Government National Mortgage Association (GNMA), 2016-021 ST, IO (-1.000 * 1 mo. USD LIBOR + 6.150%)	4.914%	2/20/46	35,348,160	5,612,439	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2016-084 IG, PAC, IO	4.500%	11/16/45	5,127,414	$1,041,207
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 * 1 mo. USD LIBOR + 6.100%)	4.866%	10/16/46	8,710,231	1,925,101	(c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.627%	9/20/67	30,300,000	3,124,687	(c)(g)
Greenpoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.320%)	1.874%	10/25/45	3,292,329	3,218,894	(c)
Greenpoint Mortgage Funding Trust, 2005-ARS 2A1 (1 mo. USD LIBOR + 0.280%)	1.517%	11/25/45	19,580,173	14,110,387	(c)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	1.467%	4/25/36	1,179,088	1,141,924	(c)
GS Mortgage Securities Trust, 2007-GG10 AM	5.950%	8/10/45	9,842,697	10,101,602	(c)
GS Mortgage Securities Trust, 2013-GC14 F	4.922%	8/10/46	2,034,950	1,556,983	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,688,201	(c)
GS Mortgage Securities Trust, 2015-GC28	4.471%	2/10/48	5,800,000	4,655,121	(a)(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.149%	5/10/50	16,340,000	16,179,953	(c)
GS Mortgage Securities Trust, 2015-GS1 E	4.570%	11/10/48	10,015,000	6,778,923	(a)(c)
GS Mortgage Securities Trust, 2015-GS1 F	4.570%	11/10/48	5,107,000	3,023,798	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF (1 mo. USD LIBOR + 0.350%)	1.587%	3/25/35	7,428,324	6,839,294	(a)(c)
GSR Mortgage Loan Trust, 2005-AR7 1A1 (12 mo. USD LIBOR + 2.000%)	3.824%	11/25/35	1,083,304	944,426	(c)
HarborView Mortgage Loan Trust, 2005-3 (1 mo. USD LIBOR + 0.240%)	1.477%	6/19/35	5,857,146	5,771,529	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	2.557%	6/19/45	2,778,226	1,885,392	(c)
HarborView Mortgage Loan Trust, 2006-02 (6 mo. USD LIBOR + 2.370%)	3.534%	2/25/36	1,324,313	1,050,004	(c)
HarborView Mortgage Loan Trust, 2006-07 2A1A (1 mo. USD LIBOR + 0.200%)	1.437%	9/19/46	1,791,907	1,632,207	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	1.417%	11/19/46	279,568	242,307	(c)
IMPAC CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	1.757%	11/25/35	4,327,763	3,742,926	(c)
IMPAC CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	1.737%	5/25/37	10,916,325	10,742,273	(a)(c)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1 (6 mo. USD LIBOR + 1.900%)	3.324%	3/25/35	95,415	94,052	(c)
Indymac Index Mortgage Loan Trust, 2005-AR13 (6 mo. USD LIBOR + 2.100%)	3.401%	8/25/35	225,292	197,216	(c)
Indymac Index Mortgage Loan Trust, 2006-AR02 1A1B (1 mo. USD LIBOR + 0.210%)	1.447%	4/25/46	6,891,413	6,306,616	(c)
Jefferies & Co., 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	1.374%	12/26/36	18,386,177	11,531,829	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.250%	11/15/45	3,120,000	3,240,267	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.052%	1/15/47	1,602,000	1,700,848	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 D	4.815%	8/15/47	11,865,000	$10,196,366	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	6,211,102
JPMBB Commercial Mortgage Securities Trust, 2014-C25 D	4.095%	11/15/47	7,777,000	6,200,725	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.453%	7/15/48	19,881,000	19,979,490	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.772%	8/15/48	14,743,000	15,111,837	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	21,620,000	22,703,348
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	20,886,974	17,904,611
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.138%	4/17/45	11,415,000	9,429,233	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	21,126,785	15,061,688
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	26,891,841	22,421,072	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.990%	2/12/49	18,538,056	14,811,716	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.154%	2/15/51	6,325,369	6,155,501	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJFX	5.438%	1/15/49	47,100,000	14,092,019	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2011-C5 A3	4.171%	8/15/46	462,174	489,557
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M (1 mo. USD LIBOR + 6.225%)	7.459%	10/15/19	8,200,000	8,249,101	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH E (1 mo. USD LIBOR + 3.550%)	4.527%	8/15/27	2,460,000	2,465,154	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	4.977%	5/15/28	19,808,248	18,797,968	(a)(c)
JPMorgan Reremic, 2015-1 4A1 (1 mo. USD LIBOR + 0.300%)	1.537%	9/27/36	17,276,427	16,703,331	(a)(c)
JPMorgan Reremic, 2015-1 4A2	1.305%	9/27/36	14,070,802	8,052,855	(a)(c)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.574%	6/15/36	731,624	2,031	(a)(c)
LB-UBS Commercial Mortgage Trust, 2007-C7 AJ	6.389%	9/15/45	15,800,318	16,052,578	(c)
Lehman Mortgage Trust, 2006-7 2A5, IO (-1.000 * 1 mo. USD LIBOR + 6.550%)	5.313%	11/25/36	31,266,070	8,700,128	(c)
Lehman Mortgage Trust, 2006-7 3A4, IO (-1.000 * 1 mo. USD LIBOR + 7.150%)	5.913%	11/25/36	8,507,837	2,384,866	(c)
Lone Star Portfolio Trust, 2015-LSMZ M (1 mo. USD LIBOR + 7.218%)	8.452%	9/15/20	11,955,823	11,976,503	(a)(c)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. USD LIBOR + 6.900%)	8.134%	9/15/28	13,844,281	14,084,606	(a)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-06 5A1 (6 mo. USD LIBOR + 2.620%)	3.930%	7/25/34	341,454	329,953	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	1.447%	4/25/46	232,965	192,515	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,865,564	$1,769,544	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	2,833,668	2,865,627	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	1.587%	5/25/35	2,864,508	2,442,588	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	7,507,533	6,296,541	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,185,514	994,285	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	9,229,000	8,048,375	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.219%	7/15/46	110,000	118,427	(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	15,816,442	15,380,054
Morgan Stanley Mortgage Loan Trust, 2004-05AR 2A (12 mo. USD LIBOR + 2.000%)	3.464%	7/25/34	36,635	36,299	(c)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2 (6 mo. USD LIBOR + 1.940%)	3.187%	7/25/35	2,076,514	1,994,176	(c)
Morgan Stanley Reremic Trust, 2015-R3 7A1 (12 mo. Monthly Treasury Average Index + 0.770%)	1.157%	4/26/47	24,444,398	23,894,074	(a)(c)
Morgan Stanley Reremic Trust, 2015-R7 1BXA	9.910%	2/26/29	18,137,842	19,988,555	(a)(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	1.566%	4/16/36	63,555,539	54,500,146	(a)(c)
Mortgage Repurchase Agreement Financing Trust, 2016-4 A1 (1 mo. USD LIBOR + 1.200%)	2.435%	5/10/19	9,240,000	9,239,335	(a)(c)
Multifamily Trust, 2016-1 B	8.988%	4/25/46	7,162,866	7,754,082	(a)(c)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	95,376	77,523
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	1.494%	2/26/46	10,829,298	5,721,529	(a)(c)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 * 1 mo. USD LIBOR + 7.150%)	5.913%	6/25/36	15,796,427	3,203,683	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	36,991,559	36,128,306	(a)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	1.687%	1/25/37	10,533,892	7,317,842	(c)
RBSSP Resecuritization Trust, 2009-12 9A2 (12 mo. USD LIBOR + 2.000%)	3.380%	3/25/36	12,360,696	10,824,899	(a)(c)
Residential Accredit Loans Inc., 2006-QO3 A1 (1 mo. USD LIBOR + 0.210%)	1.447%	4/25/46	13,865,712	7,943,332	(c)
Residential Accredit Loans Inc., 2006-QO3 A2 (1 mo. USD LIBOR + 0.260%)	1.497%	4/25/46	3,431,722	2,005,491	(c)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO (-1.000 * 1 mo. USD LIBOR + 7.160%)	5.923%	9/25/36	21,945,355	4,256,429	(c)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	3,364,733	3,016,848
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	654,896	563,719
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	372,424	320,262
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	46,758	45,024
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. USD LIBOR + 0.400%)	1.637%	5/25/34	18,263	17,482	(c)
Residential Asset Securitization Trust, 2007-A3 2A2, IO (-1.000 * 1 mo. USD LIBOR + 6.690%)	5.453%	4/25/37	49,106,445	12,333,968	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	2.184%	6/15/33	34,970,000	$35,100,718	(a)(c)
Structured ARM Loan Trust, 2004-08 1A1 (6 mo. USD LIBOR + 2.080%)	3.463%	7/25/34	1,645	1,657	(c)
Structured ARM Loan Trust, 2004-09XS A (1 mo. USD LIBOR + 0.370%)	1.607%	7/25/34	48,542	48,820	(c)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	1.977%	10/19/33	186,576	177,313	(c)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1 (1 mo. USD LIBOR + 0.210%)	1.447%	4/25/36	2,187,800	2,055,876	(c)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	1.417%	7/25/46	204,283	188,462	(c)
Structured Asset Securities Corp., 2002-9 A2 (1 mo. USD LIBOR + 0.600%)	1.837%	10/25/27	29,265	28,934	(c)
Structured Asset Securities Corp., 2005-RF1 A (1 mo. USD LIBOR + 0.350%)	1.587%	3/25/35	49,140	44,100	(a)(c)
Suntrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	1.587%	4/25/36	21,431,003	8,401,667	(c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,596,608
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	19,330,000	19,762,973
Voyager BRSTN Delaware Trust, 2009-1 UAU7 (1 mo. USD LIBOR + 0.250%)	1.484%	12/26/36	937,807	931,501	(a)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7 (1 year Treasury Constant Maturity Rate + 2.330%)	3.305%	9/25/33	13,560	13,875	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1 (1 mo. USD LIBOR + 0.290%)	1.527%	10/25/45	2,757,336	2,773,117	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A1 (1 mo. USD LIBOR + 0.260%)	1.497%	11/25/45	7,111,692	7,039,062	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.480%)	1.717%	11/25/45	46,448,744	34,001,382	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.270%)	1.507%	12/25/45	8,293,924	8,065,271	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-5 1A4, IO (-1.000 * 1 mo. USD LIBOR + 5.400%)	4.163%	7/25/36	15,482,115	2,702,227	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1 (12 mo. USD LIBOR + 1.550%)	2.986%	9/25/36	210,856	191,497	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	20,887,387	20,895,794	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 * 1 mo. USD LIBOR + 5.460%)	4.223%	3/25/37	21,874,184	2,644,735	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	1.667%	6/25/37	7,940,186	6,321,338	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.430%	7/15/46	450,000	469,969	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	1,753,000	1,205,273	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,810,981
Wells Fargo Commercial Mortgage Trust, 2015-C28 A4	3.540%	5/15/48	10,550,000	10,945,159
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 A5	3.148%	5/15/48	16,050,000	16,276,639
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 B	3.658%	5/15/48	16,700,000	16,821,260	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	55,238	$55,726	(a)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A2 (1 year Treasury Constant Maturity Rate + 2.490%)	3.016%	11/25/34	52,917	54,263	(c)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.603%	6/15/45	190,791	10,031	(a)(c)
WF-RBS Commercial Mortgage Trust, 2013-C14 D	4.129%	6/15/46	4,790,000	4,406,366	(a)(c)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	286,895	(c)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.318%	3/15/47	50,221,809	2,522,521	(c)
WF-RBS Commercial Mortgage Trust, 2014-C24 D	3.692%	11/15/47	5,830,000	4,008,878	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,057,959,551)				2,042,388,620

MORTGAGE-BACKED SECURITIES - 23.6%
FHLMC - 5.7%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	11/1/18-9/1/39	3,916,852	4,367,437
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/19-11/1/36	76,839	81,313
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/1/20-12/1/38	5,170,116	5,760,323
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-8/1/47	283,152,017	298,864,506
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	6/1/27	3,266,295	3,314,379
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/32-3/1/39	1,102,252	1,255,048
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	86,528,184	89,782,250
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	3/1/38-11/1/41	14,108,961	15,473,633
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	1/1/43-5/1/43	6,595,391	6,658,874
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	11/1/44	3,841,043	4,189,588
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	10/12/47	355,600,000	356,919,603	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	10/12/47	212,400,000	219,079,073	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/12/47	185,000,000	194,799,213	(k)

Total FHLMC				1,200,545,240

FNMA - 12.8%
Federal National Mortgage Association (FNMA)	6.500%	11/1/17-5/1/40	17,156,672	19,379,006
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	36	36
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-4/1/56	267,183,582	289,634,408
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	35,365,653	40,318,519
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,140,000	3,189,081
Federal National Mortgage Association (FNMA)	2.940%	7/1/27	22,800,000	22,874,799
Federal National Mortgage Association (FNMA)	2.950%	7/1/27	21,420,000	21,587,704
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	14,934,025	14,876,653
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	5,501,937	6,344,667
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	3,138	3,708

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.000%	10/17/32-10/12/47	498,380,000		$507,200,164	(k)
Federal National Mortgage Association (FNMA)	2.500%	11/16/32	116,700,000		117,366,541	(k)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-9/1/41	58,506,676		64,597,141
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-3/1/57	190,041,712		196,170,742
Federal National Mortgage Association (FNMA) (12 mo. Monthly Treasury Average Index + 1.973%)	2.876%	11/1/35	44,935		47,180	(c)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	46,927,228		52,603,279
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-8/1/56	481,424,259		510,634,561
Federal National Mortgage Association (FNMA)	3.000%	11/1/42-1/1/47	133,183,955		133,890,072
Federal National Mortgage Association (FNMA)	3.500%	10/12/47	634,700,000		654,360,804	(k)
Federal National Mortgage Association (FNMA)	5.000%	10/12/47	6,500,000		7,091,117	(k)

Total FNMA					2,662,170,182

GNMA - 5.1%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	36,078		39,009
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	92,549		101,477
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	4,026,778		4,611,353
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	9,339,485		10,598,909
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	11,696		11,986
Government National Mortgage Association (GNMA) (1 mo. USD LIBOR + 0.400%)	1.636%	8/20/31	679		682	(c)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	8,006,224		9,031,020
Government National Mortgage Association (GNMA)	3.500%	10/23/47	12,000,000		12,483,281	(k)
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-11/20/40	13,183,566		14,430,301
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	2,213,180		2,633,304
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	5,978,516		6,722,251
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-7/20/41	43,812,515		47,137,864
Government National Mortgage Association (GNMA) II	3.500%	10/20/45-3/20/47	59,810,684		62,291,591
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-8/20/47	152,798,391		161,686,396
Government National Mortgage Association (GNMA) II	3.000%	10/23/47	304,000,000		308,251,236	(k)
Government National Mortgage Association (GNMA) II	3.500%	10/23/47-11/20/47	207,900,000		215,850,399	(k)
Government National Mortgage Association (GNMA) II	4.000%	10/23/47	203,900,000		214,740,146	(k)

Total GNMA					1,070,621,205

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,928,598,094)					4,933,336,627

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.4%
Japan - 0.4%
Japanese Government CPI Linked Bond, Senior Bonds (Cost - $93,656,468)	0.100%	3/10/26	9,306,779,150	JPY	86,140,951

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 3.5%
CONSUMER DISCRETIONARY - 1.3%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2016 First Lien Term Loan (1 mo. LIBOR + 2.750%)	3.985%	5/2/22	19,224,319	$19,397,030	(c)(l)(m)(n)

Hotels, Restaurants & Leisure - 0.5%
1011778 B.C. Unlimited Liability Co., Term Loan B3 (3 mo. LIBOR + 2.250%)	3.485-3.583%	2/16/24	18,009,133	18,011,006	(c)(l)(m)
Aristocrat Leisure Ltd., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.557%	10/20/21	12,126,401	12,160,088	(c)(l)(m)
Boyd Gaming Corp., Term Loan B3 (1 Week LIBOR + 2.500%)	3.694%	9/15/23	12,462,050	12,512,247	(c)(l)(m)
CCM Merger Inc., New Term Loan B (1 mo. LIBOR + 2.750%)	3.985%	8/8/21	2,118,398	2,134,065	(c)(l)(m)
Four Seasons Hotels Ltd., New First Lien Term Loan (1 mo. LIBOR + 2.500%)	3.735%	11/30/23	4,486,193	4,515,986	(c)(l)(m)(n)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 2.000%)	3.237%	10/25/23	20,770,725	20,876,739	(c)(l)(m)
Landry’s Inc., 2016 Term Loan B (2 mo. LIBOR + 3.250%)	4.488%	10/4/23	7,535,492	7,566,109	(c)(l)(m)
Scientific Games International Inc., 2017 Term Loan B4 (1 mo. LIBOR + 3.250%)	4.485-4.522%	8/14/24	18,830,000	18,885,906	(c)(l)(m)(n)
Station Casinos LLC, 2016 Term Loan B (1 mo. LIBOR + 2.500%)	3.740%	6/8/23	8,837,929	8,856,957	(c)(l)(m)

Total Hotels, Restaurants & Leisure				105,519,103

Media - 0.3%
CBS Radio Inc., Term Loan B (1 mo. LIBOR + 3.500%)	4.737%	10/17/23	6,348,136	6,401,701	(c)(l)(m)
Charter Communications Operating LLC, 2016 Term Loan I Add (1 mo. LIBOR + 2.250%)	3.490%	1/15/24	21,478,239	21,590,098	(c)(l)(m)
Lions Gate Entertainment Corp., 2016 First Lien Term Loan (1 mo. LIBOR + 3.000%)	4.235%	12/8/23	1,588,688	1,600,992	(c)(l)(m)
Univision Communications Inc., Term Loan C5 (1 mo. LIBOR + 2.750%)	3.985%	3/15/24	19,271,371	19,122,461	(c)(l)(m)
UPC Financing Partnership, USD Term Loan AP (1 mo. LIBOR + 2.750%)	3.984%	4/15/25	10,100,000	10,147,793	(c)(l)(m)
Ziggo Secured Finance Partnership, USD Term Loan E (1 mo. LIBOR + 2.500%)	3.734%	4/15/25	8,290,000	8,298,638	(c)(l)(m)

Total Media				67,161,683

Specialty Retail - 0.4%
Academy Ltd., 2015 Term Loan B (1 mo. LIBOR + 4.000%)	5.232-5.318%	7/1/22	15,986,848	10,911,024	(c)(l)(m)
CWGS Group LLC, 2016 Term Loan (1 mo. LIBOR + 3.750%)	4.981-4.985%	11/8/23	2,545,588	2,561,816	(c)(l)(m)
Michaels Stores Inc., 2016 Term Loan B1 (1 mo. LIBOR + 2.750%)	3.984-3.985%	1/30/23	16,847,882	16,839,980	(c)(l)(m)
Party City Holdings Inc., 2016 Term Loan (3 mo. LIBOR + 3.000%)	4.320-4.340%	8/19/22	13,673,726	13,723,936	(c)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Petco Animal Supplies Inc., 2017 Term Loan B (3 mo. LIBOR + 3.000%)	4.311%	1/26/23	15,717,656	$13,045,654	(c)(l)(m)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.240%	3/11/22	21,283,136	18,121,079	(c)(l)(m)

Total Specialty Retail				75,203,489

TOTAL CONSUMER DISCRETIONARY				267,281,305

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Albertsons LLC, USD 2017 Term Loan B4 (1 mo. LIBOR + 2.750%)	3.985%	8/25/21	8,703,705	8,395,672	(c)(l)(m)
Albertsons LLC, USD 2017 Term Loan B6 (3 mo. LIBOR + 3.000%)	4.317%	6/22/23	12,855,871	12,378,365	(c)(l)(m)

Total Food & Staples Retailing				20,774,037

Food Products - 0.1%
Post Holdings Inc., 2017 Series A Incremental Term Loan (1 mo. LIBOR + 2.250%)	3.490%	5/24/24	9,476,250	9,506,461	(c)(l)(m)

TOTAL CONSUMER STAPLES				30,280,498

FINANCIALS - 0.0%
Capital Markets - 0.0%
RPI Finance Trust, Term Loan B6 (3 mo. LIBOR + 2.000%)	3.333%	3/27/23	5,267,103	5,289,414	(c)(l)(m)

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.2%
Air Medical Group Holdings Inc., Term Loan B (1 mo. LIBOR + 3.250%)	4.484%	4/28/22	12,623,547	12,552,540	(c)(l)(m)
Air Medical Group Holdings Inc., Term Loan B1 (1 mo. LIBOR + 4.000%)	5.237%	4/28/22	1,506,195	1,503,182	(c)(l)(m)
DaVita HealthCare Partners Inc., Term Loan B (1 mo. LIBOR + 2.750%)	3.985%	6/24/21	1,588,581	1,600,914	(c)(l)(m)
HCA Inc., Term Loan B8 (1 mo. LIBOR + 2.250%)	3.485%	2/15/24	13,042,607	13,121,788	(c)(l)(m)
Jaguar Holding Co. II, 2017 Term Loan (3 mo. LIBOR + 2.750%)	3.985-4.083%	8/18/22	20,003,799	20,126,543	(c)(l)(m)(n)
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 mo. LIBOR + 3.000%)	4.333%	6/7/23	16,766,052	16,905,763	(c)(l)(m)

Total Health Care Providers & Services				65,810,730

Health Care Technology - 0.1%
Change Healthcare Holdings Inc., 2017 Term Loan B (1 mo. LIBOR + 2.750%)	3.985%	3/1/24	14,477,250	14,526,111	(c)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.1%
Akorn Inc., Term Loan B (1 mo. LIBOR + 4.250%)	5.500%	4/16/21	3,184,450	$3,226,207	(c)(l)(m)
Valeant Pharmaceuticals International Inc., Term Loan B F1 (1 mo. LIBOR + 4.750%)	5.990%	4/1/22	8,439,083	8,598,371	(c)(l)(m)

Total Pharmaceuticals				11,824,578

TOTAL HEALTH CARE				92,161,419

INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.2%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2 (1 mo. LIBOR + 2.750%)	3.986%	4/3/22	22,678,163	22,749,032	(c)(l)(m)
XPO Logistics Inc., 2017 Term Loan B (3 mo. LIBOR + 2.250%)	3.554%	11/1/21	19,079,260	19,149,376	(c)(l)(m)

Total Air Freight & Logistics				41,898,408

Airlines - 0.1%
American Airlines Inc., 2017 Term Loan B (1 mo. LIBOR + 2.000%)	3.237%	6/26/20	18,943,346	18,978,865	(c)(l)(m)

Building Products - 0.0%
GYP Holdings III Corp., 2017 Term Loan B (3 mo. LIBOR + 3.000%)	4.311%	4/1/23	4,304,193	4,337,146	(c)(l)(m)

Commercial Services & Supplies - 0.0%
Brickman Group Ltd. LLC, First Lien Term Loan (1 mo. LIBOR + 3.000%)	4.234-4.235%	12/18/20	4,193,633	4,214,928	(c)(l)(m)

Professional Services - 0.1%
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	3.235%	4/10/23	12,686,486	12,680,942	(c)(l)(m)(n)

Trading Companies & Distributors - 0.0%
Delos Finance Sarl, 2017 Term Loan B	3.333%	10/6/23	3,750,000	3,777,791	(c)(l)(m)(n)

Transportation Infrastructure - 0.0%
Flying Fortress Inc., 2017 Term Loan (3 mo. LIBOR + 2.000%)	3.333%	10/30/22	5,510,000	5,547,881	(c)(l)(m)

TOTAL INDUSTRIALS				91,435,961

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Allflex Holdings III Inc., New First Lien Term Loan (6 mo. LIBOR + 3.250%)	4.706%	7/20/20	2,400,000	2,419,999	(c)(l)(m)
Zebra Technologies Corp., 2017 Term Loan B (3 mo. LIBOR + 2.000%)	3.314%	10/27/21	7,466,071	7,488,492	(c)(l)(m)

Total Electronic Equipment, Instruments & Components				9,908,491

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - 0.1%
First Data Corp., 2017 Term Loan (1 mo. LIBOR + 2.500%)	3.737%	4/26/24	19,086,169	$19,163,163	(c)(l)(m)
First Data Corp., 2022 USD Term Loan (1 mo. LIBOR + 2.250%)	3.487%	7/8/22	4,580,959	4,591,554	(c)(l)(m)

Total IT Services				23,754,717

Technology Hardware, Storage & Peripherals - 0.1%
Dell Inc., Term Loan A2 (1 Week LIBOR + 2.250%)	3.450%	9/7/21	14,585,842	14,614,708	(c)(l)(m)

TOTAL INFORMATION TECHNOLOGY				48,277,916

MATERIALS - 0.3%
Construction Materials - 0.1%
American Builders & Contractors Supply Co. Inc., 2017 Term Loan B (1 mo. LIBOR + 2.500%)	3.735%	10/31/23	20,248,371	20,352,771	(c)(l)(m)

Containers & Packaging - 0.2%
Berry Plastics Group Inc., Term Loan L (1 mo. LIBOR + 2.250%)	3.485%	1/6/21	3,559,660	3,572,030	(c)(l)(m)
Berry Plastics Group Inc., Term Loan M (1 mo. LIBOR + 2.250%)	3.485%	10/1/22	19,232,900	19,285,983	(c)(l)(m)
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.235%	2/5/23	21,769,071	21,882,053	(c)(l)(m)(n)

Total Containers & Packaging				44,740,066

TOTAL MATERIALS				65,092,837

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B (1 mo. LIBOR + 2.250%)	3.485%	4/25/23	12,222,032	12,272,228	(c)(l)(m)

Real Estate Management & Development - 0.0%
Caesars Entertainment Resort Properties LLC, Term Loan B (1 mo. LIBOR + 3.500%)	4.735%	10/11/20	897,668	900,530	(c)(l)(m)
CityCenter Holdings LLC, 2017 Term Loan B (1 mo. LIBOR + 2.500%)	3.735%	4/18/24	3,361,575	3,378,645	(c)(l)(m)

Total Real Estate Management & Development				4,279,175

TOTAL REAL ESTATE				16,551,403

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
CenturyLink Inc., 2017 Term Loan B (3 mo. LIBOR + 2.750%)	4.076%	1/31/25	18,440,000	17,903,267	(c)(l)(m)
Level 3 Financing Inc., 2017 Term Loan B (1 mo. LIBOR + 2.250%)	3.486%	2/22/24	20,080,000	20,097,932	(c)(l)(m)
Virgin Media Bristol LLC, USD Term Loan I (1 mo. LIBOR + 2.750%)	3.984%	1/31/25	16,938,272	17,021,642	(c)(l)(m)

Total Diversified Telecommunication Services				55,022,841

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 0.1%
CSC Holdings LLC, 2017 First Lien Term Loan (1 mo. LIBOR + 2.250%)	3.484%	7/17/25	11,717,652		$11,657,939	(c)(l)(m)
Sprint Communications Inc., First Lien Term Loan B (1 mo. LIBOR + 2.500%)	3.750%	2/2/24	5,223,750		5,238,209	(c)(l)(m)

Total Wireless Telecommunication Services					16,896,148

TOTAL TELECOMMUNICATION SERVICES					71,918,989

UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Energy Future Intermediate Holding Co., LLC, 2017 DIP Term Loan (1 mo. LIBOR + 3.000%)	4.235%	6/30/18	39,076,411		39,304,344	(c)(l)(m)

TOTAL SENIOR LOANS (Cost - $739,533,422)					727,594,086

SOVEREIGN BONDS - 6.0%
Argentina - 0.7%
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	9,210,000		9,731,838	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,890,000		8,570,907	(a)
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	26.250%	6/21/20	21,780,000	ARS	1,315,518	(c)
Republic of Argentina, Bonds	18.200%	10/3/21	626,050,000	ARS	37,412,757
Republic of Argentina, Senior Bonds	6.875%	4/22/21	11,810,000		12,895,044
Republic of Argentina, Senior Bonds	5.625%	1/26/22	48,140,000		50,667,350
Republic of Argentina, Senior Bonds	7.500%	4/22/26	7,380,000		8,313,570
Republic of Argentina, Senior Bonds	7.125%	7/6/36	3,600,000		3,789,000
Republic of Argentina, Senior Bonds	7.625%	4/22/46	5,450,000		6,063,125

Total Argentina					138,759,109

Brazil - 1.3%
Federative Republic of Brazil, Notes	10.000%	1/1/21	430,023,000	BRL	140,596,108
Federative Republic of Brazil, Notes	10.000%	1/1/23	270,145,000	BRL	87,778,069
Federative Republic of Brazil, Senior Bonds	5.625%	1/7/41	25,970,000		26,229,700
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	20,650,000		19,270,580
Federative Republic of Brazil, Senior Notes	2.625%	1/5/23	4,490,000		4,316,012

Total Brazil					278,190,469

China - 0.3%
China Government Bond, Senior Bonds	3.380%	11/21/24	115,500,000	CNY	16,940,272	(i)
China Government Bond, Senior Bonds	3.390%	5/21/25	59,000,000	CNY	8,635,558	(i)
China Government Bond, Senior Bonds	3.310%	11/30/25	273,500,000	CNY	39,729,305	(i)

Total China					65,305,135

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	19,220,000		$21,536,010

Indonesia - 0.5%
Republic of Indonesia, Notes	3.750%	4/25/22	22,550,000		23,441,582	(i)
Republic of Indonesia, Notes	3.750%	4/25/22	370,000		384,629	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	310,000		337,529	(i)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	510,000		550,622	(i)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	7,620,000		8,596,846	(i)
Republic of Indonesia, Senior Notes	3.850%	7/18/27	10,410,000		10,717,241	(a)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	5,050,000		5,227,997	(i)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	19,740,000		21,860,648	(a)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	3,610,000		3,997,819	(i)
Republic of Indonesia, Senior Notes	5.250%	1/8/47	11,750,000		13,256,080	(a)
Republic of Indonesia, Senior Notes	4.750%	7/18/47	3,900,000		4,116,789	(a)

Total Indonesia					92,487,782

Kuwait - 0.1%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	24,270,000		24,998,755	(a)

Mexico - 1.9%
United Mexican States, Senior Bonds	6.500%	6/9/22	2,253,009,800	MXN	122,778,518
United Mexican States, Senior Bonds	10.000%	12/5/24	324,780,000	MXN	21,135,669
United Mexican States, Senior Bonds	7.750%	11/23/34	381,940,000	MXN	22,279,624
United Mexican States, Senior Bonds	7.750%	11/13/42	2,328,076,200	MXN	135,561,537
United Mexican States, Senior Bonds	8.000%	11/7/47	776,500,000	MXN	46,582,964
United Mexican States, Senior Notes	5.550%	1/21/45	42,340,000		48,828,605

Total Mexico					397,166,917

Peru - 0.1%
Republic of Peru, Senior Bonds	6.550%	3/14/37	2,330,000		3,145,500
Republic of Peru, Senior Bonds	5.625%	11/18/50	14,180,000		17,937,700

Total Peru					21,083,200

Poland - 0.2%
Republic of Poland, Senior Notes	4.000%	1/22/24	34,880,000		37,577,271

Russia - 0.8%
Russian Federal Bond, Bonds	7.000%	8/16/23	1,729,150,000	RUB	29,427,393
Russian Federal Bond, Bonds	7.750%	9/16/26	256,110,000	RUB	4,547,376
Russian Federal Bond, Bonds	8.150%	2/3/27	1,883,280,000	RUB	34,290,354
Russian Federal Bond, Bonds	7.050%	1/19/28	6,014,908,000	RUB	101,547,761

Total Russia					169,812,884

Uruguay - 0.0%
Republic of Uruguay, Benchmark Bonds	7.875%	1/15/33	1		2

TOTAL SOVEREIGN BONDS (Cost - $1,265,288,966)					1,246,917,534

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.6%
U.S. Government Agencies - 0.9%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000	$3,504,955
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	45,010,000	63,798,074
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	83,870,000	80,871,839
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,770,000	13,549,144
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,603,000	14,476,454
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,765,000	11,681,515
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000	1,220,192

Total U.S. Government Agencies				189,102,173

U.S. Government Obligations - 23.7%
U.S. Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,572,071
U.S. Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,132,102
U.S. Treasury Bonds	3.750%	11/15/43	631,720,000	740,654,687
U.S. Treasury Bonds	2.500%	2/15/45	74,130,000	69,156,630
U.S. Treasury Bonds	3.000%	5/15/45	1,095,000,000	1,127,785,844
U.S. Treasury Bonds	2.500%	2/15/46	61,965,000	57,640,763
U.S. Treasury Bonds	3.000%	2/15/47	756,630,000	778,471,782
U.S. Treasury Bonds	3.000%	5/15/47	181,736,000	187,042,549
U.S. Treasury Bonds	2.750%	8/15/47	141,780,000	138,725,638
U.S. Treasury Notes	0.625%	11/30/17	16,890,000	16,877,299
U.S. Treasury Notes	1.500%	8/31/18	1,650,000	1,652,224
U.S. Treasury Notes	1.625%	6/30/20	40,770,000	40,810,611
U.S. Treasury Notes	2.625%	11/15/20	330,000	339,752
U.S. Treasury Notes	1.375%	1/31/21	76,520,000	75,720,426
U.S. Treasury Notes	1.375%	4/30/21	325,280,000	321,207,647
U.S. Treasury Notes	2.000%	12/31/21	13,510,000	13,595,757
U.S. Treasury Notes	1.875%	1/31/22	6,650,000	6,654,286
U.S. Treasury Notes	1.875%	2/28/22	43,670,000	43,689,617
U.S. Treasury Notes	1.875%	3/31/22	1,570,000	1,569,693
U.S. Treasury Notes	1.875%	4/30/22	69,860,000	69,806,786
U.S. Treasury Notes	1.875%	8/31/22	533,910,000	532,627,367
U.S. Treasury Notes	1.750%	9/30/22	47,680,000	47,248,831
U.S. Treasury Notes	1.250%	7/31/23	47,490,000	45,430,863
U.S. Treasury Notes	1.375%	8/31/23	68,730,000	66,136,546
U.S. Treasury Notes	2.000%	5/31/24	147,285,000	146,076,803
U.S. Treasury Notes	2.125%	7/31/24	83,910,000	83,800,196
U.S. Treasury Notes	2.000%	9/30/24	84,070,000	83,866,393
U.S. Treasury Notes	2.250%	11/15/25	237,230,000	237,262,434
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,223,941

Total U.S. Government Obligations				4,952,779,538

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $5,110,195,715)				5,141,881,711

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE		MATURITY DATE	FACE AMOUNT†		VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.8%
U.S. Treasury Bonds, Inflation Indexed	2.375%		1/15/25	55,025,072		$62,895,294
U.S. Treasury Bonds, Inflation Indexed	2.125%		2/15/40	11,586,396		14,598,734
U.S. Treasury Bonds, Inflation Indexed	2.125%		2/15/41	11,793,212		14,942,346
U.S. Treasury Bonds, Inflation Indexed	0.750%		2/15/42	72,314,280		69,978,605
U.S. Treasury Bonds, Inflation Indexed	0.875%		2/15/47	19,186,772		18,933,399
U.S. Treasury Notes, Inflation Indexed	0.125%		7/15/26	190,485,415		185,356,912

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $363,797,371)						366,705,290

				SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I (7.100% to 2/15/40 then 3 mo. USD LIBOR + 5.785%)	7.100%			431,316		11,386,742	(c)

Diversified Financial Services - 0.0%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	7.681%			63,425		1,761,947	(c)

TOTAL PREFERRED STOCKS (Cost - $12,150,260)						13,148,689

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%
Exchange-Traded Purchased Options - 0.0%
Euro Bund Futures, Call @ 174.50EUR		11/24/17	100	10,000,000	EUR	1,182
Euro Bund Futures, Call @ 175.00EUR		11/24/17	369	36,900,000	EUR	4,361
Euro Currency Futures, Put @ $1.19		10/6/17	158	19,750,000		128,375
Euro Currency Futures, Put @ $1.20		10/6/17	36	4,500,000		45,450
Japanese Yen Futures, Put @ $92.00		10/6/17	314	392,500		1,102,925
U.S. Treasury 5-Year Notes Futures, Call @ $117.75		10/27/17	996	996,000		194,532
U.S. Treasury 5-Year Notes Futures, Put @ $113.25		11/24/17	15,495	15,495,000		121,062
U.S. Treasury 5-Year Notes Futures, Put @ $113.50		11/24/17	20,683	20,683,000		161,596
U.S. Treasury 5-Year Notes Futures, Put @ $113.75		11/24/17	5,147	5,147,000		40,214
U.S. Treasury 5-Year Notes Futures, Put @ $114.25		11/24/17	6,775	6,775,000		105,859
U.S. Treasury 5-Year Notes Futures, Put @ $115.25		10/27/17	98	98,000		766
U.S. Treasury 5-Year Notes Futures, Put @ $118.00		10/27/17	998	998,000		623,750
U.S. Treasury 10-Year Notes Futures, Call @ $125.50		10/27/17	380	380,000		172,188

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
Exchange-Traded Purchased Options - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $125.75		10/27/17	380	380,000	$130,625
U.S. Treasury 10-Year Notes Futures, Put @ $125.50		10/27/17	95	95,000	63,840
U.S. Treasury 10-Year Notes Futures, Put @ $126.00		10/27/17	1,228	1,228,000	1,170,437
U.S. Treasury Long-Term Bonds Futures, Call @ $152.50		10/27/17	285	285,000	400,781
U.S. Treasury Long-Term Bonds Futures, Call @ $153.00		10/27/17	618	618,000	714,562
U.S. Treasury Long-Term Bonds Futures, Call @ $154.00		10/13/17	576	576,000	261,000
U.S. Treasury Long-Term Bonds Futures, Call @ $154.00		10/27/17	669	669,000	491,297
U.S. Treasury Long-Term Bonds Futures, Call @ $155.00		10/27/17	289	289,000	135,469
U.S. Treasury Long-Term Bonds Futures, Put @ $152.00		10/27/17	392	392,000	355,152

TOTAL PURCHASED OPTIONS (Cost - $5,607,391)					6,425,423

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $20,578,314,275)					20,876,471,683

	RATE	MATURITY DATE		FACE AMOUNT†
SHORT-TERM INVESTMENTS - 12.1%
U.S. Government Agencies - 0.2%
Federal Home Loan Bank (FHLB), Discount Notes	1.182%	3/28/18		20,000,000	19,886,920	(o)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.167%	4/3/18		27,000,000	26,839,404	(o)

Total U.S. Government Agencies (Cost - $46,725,249)					46,726,324

U.S. Treasury Bills - 2.4%
U.S. Treasury Bills	0.992%	11/24/17		250,000,000	249,635,625	(o)
U.S. Treasury Bills	1.003%	11/30/17		250,000,000	249,575,897	(o)

Total U.S. Treasury Bills (Cost - $499,225,902)					499,211,522

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	SHARES	VALUE
Money Market Funds - 9.5%
Western Asset Government Cash Management Portfolio LLC (Cost - $1,975,929,599)	1.050%	1,975,929,599	$1,975,929,599	(p)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,521,880,750)			2,521,867,445

TOTAL INVESTMENTS - 112.1% (Cost - $23,100,195,025)			23,398,339,128
Liabilities in Excess of Other Assets - (12.1)%			(2,527,469,240)

TOTAL NET ASSETS - 100.0%			$20,870,869,888

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on these securities is currently in default as of September 30, 2017.

(e)	Value is less than $1.

(f)	Security is valued using significant unobservable inputs (See Note 1).

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(h)	The maturity principal is currently in default as of September 30, 2017.

(i)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(j)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2017, the Fund held TBA securities with a total cost of $2,812,001,468.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	All or a portion of this loan is unfunded as of September 30, 2017. The interest rate for fully unfunded term loans is to be determined.

(o)	Rate shown represents yield-to-maturity.

(p)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At September 30, 2017, the total market value of investments in Affiliated Companies was $1,975,929,599 and the cost was $1,975,929,599 (See Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS
SCHEDULE OF EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
Canadian Dollar Futures, Call	10/6/17	$82.50		871	871,000		$4,355
Canadian Dollar Futures, Put	10/6/17	79.00		348	348,000		5,220
Euro Bund Futures, Call	10/27/17	162.50	EUR	286	28,600,000	EUR	104,787
Euro Bund Futures, Put	10/27/17	160.00	EUR	308	30,800,000	EUR	174,732
Euro Currency Futures, Call	10/6/17	1.19		474	59,250,000		171,825
Euro Currency Futures, Call	11/3/17	1.19		159	19,875,000		188,812
Euro Currency Futures, Call	11/3/17	1.18		318	39,750,000		580,350
Euro Currency Futures, Call	11/3/17	1.20		1,885	235,625,000		1,390,188
Euro Currency Futures, Call	12/8/17	1.20		636	79,500,000		739,350
Euro Currency Futures, Put	10/6/17	1.18		238	29,750,000		56,525
Japanese Yen Futures, Put	10/6/17	89.50		636	795,000		469,050
Japanese Yen Futures, Put	10/6/17	91.00		315	393,750		724,500
Japanese Yen Futures, Put	10/6/17	90.00		743	928,750		891,600
Japanese Yen Futures, Put	10/6/17	90.50		744	930,000		1,283,400
Japanese Yen Futures, Put	11/3/17	89.50		635	793,750		1,031,875
U.S. Treasury 5-Year Notes Futures, Call	10/27/17	118.50		599	599,000		28,078
U.S. Treasury 5-Year Notes Futures, Call	10/27/17	118.00		1,196	1,196,000		149,500
U.S. Treasury 5-Year Notes Futures, Call	11/24/17	118.00		994	994,000		232,969
U.S. Treasury 5-Year Notes Futures, Put	10/27/17	117.50		598	598,000		182,203
U.S. Treasury 5-Year Notes Futures, Put	10/27/17	117.75		997	997,000		443,977
U.S. Treasury 10-Year Notes Futures, Call	10/27/17	128.00		95	95,000		4,453
U.S. Treasury 10-Year Notes Futures, Call	10/27/17	127.50		570	570,000		35,625
U.S. Treasury 10-Year Notes Futures, Call	10/27/17	126.75		760	760,000		95,000

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 10-Year Notes Futures, Call	10/27/17	$126.50	762	762,000	$130,969
U.S. Treasury 10-Year Notes Futures, Call	10/27/17	126.00	569	569,000	151,141
U.S. Treasury 10-Year Notes Futures, Call	11/24/17	128.50	467	467,000	43,781
U.S. Treasury 10-Year Notes Futures, Call	11/24/17	129.00	1,157	1,157,000	90,391
U.S. Treasury 10-Year Notes Futures, Call	11/24/17	126.50	381	381,000	119,253
U.S. Treasury 10-Year Notes Futures, Put	11/24/17	124.00	467	467,000	131,344
U.S. Treasury Long-Term Bonds Futures, Call	10/13/17	155.00	384	384,000	90,000
U.S. Treasury Long-Term Bonds Futures, Call	10/13/17	155.50	768	768,000	132,000
U.S. Treasury Long-Term Bonds Futures, Call	10/27/17	155.50	384	384,000	144,000
U.S. Treasury Long-Term Bonds Futures, Call	10/27/17	154.50	285	285,000	164,766
U.S. Treasury Long-Term Bonds Futures, Call	10/27/17	158.00	1,526	1,526,000	166,906
U.S. Treasury Long-Term Bonds Futures, Call	10/27/17	157.00	1,084	1,084,000	186,312
U.S. Treasury Long-Term Bonds Futures, Call	11/24/17	157.00	760	760,000	368,125
U.S. Treasury Long-Term Bonds Futures, Put	10/27/17	153.00	285	285,000	382,969
U.S. Treasury Long-Term Bonds Futures, Put	10/27/17	154.00	285	285,000	547,734

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $14,504,429)					$11,838,065

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation used in this schedule:

EUR	— Euro

At September 30, 2017, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	510	3/18	$125,333,633	$125,472,750	$139,117
90-Day Eurodollar	1,959	12/18	479,447,129	480,616,162	1,169,033
Canadian Dollar	3,839	12/17	315,382,400	308,098,945	(7,283,455)
Euro	1,698	12/17	253,261,475	251,824,013	(1,437,462)
Euro BTP	3,734	12/17	597,966,943	595,607,633	(2,359,310)
Euro-Bobl	249	12/17	38,719,788	38,605,381	(114,407)
Mexican Peso	8,471	12/17	234,819,558	229,775,875	(5,043,683)
U.S. Treasury 2-Year Notes	7,161	12/17	1,547,950,023	1,544,650,085	(3,299,938)
U.S. Treasury 5-Year Notes	51,361	12/17	6,071,939,297	6,034,917,500	(37,021,797)
U.S. Treasury 10-Year Notes	20,912	12/17	2,642,185,895	2,620,535,000	(21,650,895)
U.S. Treasury Ultra Long-Term Bonds	3,499	12/17	585,669,265	577,772,375	(7,896,890)
United Kingdom Long Gilt Bonds	69	12/17	11,577,253	11,453,940	(123,313)

					(84,923,000)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day Eurodollar	35,130	12/17	$8,655,613,642	$8,652,519,000	$3,094,642
90-Day Eurodollar	1,574	6/18	387,252,922	386,810,500	442,422
90-Day Eurodollar	1,445	9/18	354,680,304	354,819,750	(139,446)
90-Day Eurodollar	6,521	12/19	1,590,910,757	1,596,748,363	(5,837,606)
Australian 10-Year Bonds	295	12/17	29,605,899	29,397,229	208,670
Australian Dollar	1,519	12/17	121,031,186	119,028,840	2,002,346
British Pound	147	12/17	12,342,223	12,347,081	(4,858)
Euro-Bund	9,029	12/17	1,730,738,078	1,718,198,654	12,539,424
Euro-Buxl	154	12/17	30,384,893	29,715,387	669,506
Japanese 10-Year Bonds	331	12/17	444,380,406	442,264,830	2,115,576
Japanese Yen	8,851	12/17	1,006,010,856	986,886,500	19,124,356
U.S. Treasury Ultra 10-Year Notes	5,832	12/17	792,742,219	783,401,625	9,340,594
U.S. Treasury Long-Term Bonds	5,412	12/17	837,903,121	827,021,250	10,881,871

					54,437,497

Net unrealized depreciation on open futures contracts					$(30,485,503)

At September 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	9,049,680,000	USD	137,948,233	Barclays Bank PLC	10/18/17	$351,658
USD	460,547	JPY	50,000,000	Bank of America N.A.	10/19/17	15,878
CAD	484,376,285	USD	376,739,831	Barclays Bank PLC	10/19/17	11,507,983
EUR	1,000,000	USD	1,193,491	Barclays Bank PLC	10/19/17	(10,579)
EUR	6,500,000	USD	7,753,577	Barclays Bank PLC	10/19/17	(64,646)
GBP	41,248,000	USD	53,513,093	Barclays Bank PLC	10/19/17	1,788,326
USD	753,483	AUD	943,001	Barclays Bank PLC	10/19/17	13,923
USD	229,809,789	CNY	1,574,197,056	Barclays Bank PLC	10/19/17	(7,045,583)
USD	88,986,090	EUR	77,236,288	Barclays Bank PLC	10/19/17	(2,377,675)
USD	5,362,313	EUR	4,500,000	Barclays Bank PLC	10/19/17	39,207
USD	7,308,548	EUR	6,200,000	Barclays Bank PLC	10/19/17	(25,509)
USD	8,310,526	EUR	7,000,000	Barclays Bank PLC	10/19/17	30,139
USD	359,312	EUR	300,000	Barclays Bank PLC	10/19/17	4,438
USD	37,099,271	GBP	28,051,000	Barclays Bank PLC	10/19/17	(508,858)
USD	1,027,287	JPY	115,000,000	Barclays Bank PLC	10/19/17	4,549
USD	403,604	JPY	45,000,000	Barclays Bank PLC	10/19/17	3,402
USD	898,381	JPY	100,000,000	Barclays Bank PLC	10/19/17	9,043
USD	271,778	JPY	30,000,000	Barclays Bank PLC	10/19/17	4,977
USD	273,760	JPY	30,000,000	Barclays Bank PLC	10/19/17	6,958

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	274,927	JPY	30,000,000	Barclays Bank PLC	10/19/17	$8,125
USD	1,366,780	JPY	150,000,000	Barclays Bank PLC	10/19/17	32,773
USD	125,237,889	MXN	2,232,114,892	Barclays Bank PLC	10/19/17	2,987,706
BRL	638,583,700	USD	190,451,446	Citibank N.A.	10/19/17	10,716,086
EUR	9,000,000	USD	10,710,360	Citibank N.A.	10/19/17	(64,148)
IDR	1,831,592,110,000	USD	135,073,164	Citibank N.A.	10/19/17	724,807
JPY	17,965,900,965	USD	160,366,588	Citibank N.A.	10/19/17	(589,021)
JPY	200,000,000	USD	1,809,333	Citibank N.A.	10/19/17	(30,657)
USD	203,196,053	CNH	1,394,636,113	Citibank N.A.	10/19/17	(6,595,373)
USD	9,414,320	EUR	8,000,000	Citibank N.A.	10/19/17	(48,979)
USD	3,216,236	EUR	2,700,000	Citibank N.A.	10/19/17	22,372
USD	7,672,379	EUR	6,410,000	Citibank N.A.	10/19/17	89,910
USD	14,117,520	EUR	12,000,000	Citibank N.A.	10/19/17	(77,429)
USD	38,973,337	GBP	28,710,000	Citibank N.A.	10/19/17	481,684
USD	457,155	JPY	50,000,000	Citibank N.A.	10/19/17	12,486
USD	915,826	JPY	100,000,000	Citibank N.A.	10/19/17	26,488
USD	1,362,428	JPY	150,000,000	Citibank N.A.	10/19/17	28,421
USD	186,012,753	TWD	5,688,270,000	Citibank N.A.	10/19/17	(1,713,677)
TWD	5,688,270,000	USD	189,356,525	Deutsche Bank AG	10/19/17	(1,630,094)
USD	75,962	PHP	3,909,000	Goldman Sachs Group Inc.	10/19/17	(921)
IDR	110,972,320,000	USD	8,262,894	Citibank N.A.	10/30/17	(42,722)
IDR	144,109,950,000	USD	10,735,247	JPMorgan Chase & Co.	10/30/17	(60,436)
USD	202,457,383	PHP	10,460,973,000	Deutsche Bank AG	11/15/17	(2,997,546)

Total						$5,027,486

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
TWD	— Taiwan Dollar
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

At September 30, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	295,460,000		3/29/19	3-Month LIBOR quarterly	1.597% semi-annually	—	$(233,564)
	195,170,000		9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	(100,926)
	404,740,000		10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(4,883,852)
	483,220,000		6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(125,287)	(1,736,449)
	275,310,000		6/13/21	3-Month LIBOR quarterly	1.185% semi-annually	—	(7,175,625)
	50,110,000		3/31/22	3-Month LIBOR quarterly	2.054% semi-annually	—	166,654
	565,600,000		8/31/22	1.897% semi-annually	3-Month LIBOR quarterly	—	2,936,290
	882,632,000		11/30/22	1.900% semi-annually	3-Month LIBOR quarterly	—	5,591,288
	696,064,000		5/15/23	1.267% semi-annually	3-Month LIBOR quarterly	226,553	29,287,717
	124,700,000		10/7/23	4.860% semi-annually	3-Month LIBOR quarterly	(4,514,031)	(15,216,684)
	274,580,000		6/13/26	1.573% semi-annually	3-Month LIBOR quarterly	33,837	14,639,745
	462,676,000		11/15/43	2.474% semi-annually	3-Month LIBOR quarterly	2,773,377	5,250,461
	12,221,800,000	JPY	5/9/46	0.641% semi-annually	6-Month JPY LIBOR quarterly	—	7,905,126
	98,550,000	EUR	8/23/47	1.498% annually	EURIBOR-Reuters semi-annually	94,727	2,940,837

Total						$(1,510,824)	$39,371,018

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2017[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$584,000	6/20/21	0.35%	1.000% quarterly	$13,814	$3,761	$10,053
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 1.550%, due 2/9/18)	21,430,000	3/20/24	0.83%	1.000% quarterly	215,279	(296,355)	511,634

Total	$22,014,000				$229,093	$(292,594)	$521,687

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.23 Index	$193,240,000	12/20/19	1.000% quarterly	$3,201,133	$1,277,048	$1,924,085
Markit CDX.NA.IG.25 Index	138,520,000	12/20/20	1.000% quarterly	2,967,964	117,715	2,850,249
Markit CDX.NA.IG.27 Index	303,230,000	12/20/21	1.000% quarterly	6,872,253	4,318,119	2,554,134
Markit CDX.NA.IG.28 Index	1,204,450,000	6/20/22	1.000% quarterly	25,526,246	20,029,987	5,496,259

Total	$1,839,440,000			$38,567,596	$25,742,869	$12,824,727

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[5]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.29 Index	$506,700,000	12/20/22	5.000% quarterly	$(39,680,944)	$(37,892,705)	$(1,788,238)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Credit Suisse	18,656,187	EUR	5/29/20	3-month EURIBOR-Reuters quarterly	Magnolia Finance X Ltd.,16-1HAA A due 05/29/20 quarterly	—	$166,878	[6]

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

(6)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

EUR	— Euro
JPY	— Japanese Yen

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$1,736,127,081	$77,109,160	$1,813,236,241
Other Corporate Bonds & Notes	—	3,612,100,652	—	3,612,100,652
Asset-Backed Securities	—	883,136,574	3,459,285	886,595,859
Collateralized Mortgage Obligations	—	2,003,674,191	38,714,429	2,042,388,620
Mortgage-Backed Securities	—	4,933,336,627	—	4,933,336,627
Non-U.S. Treasury Inflation Protected Securities	—	86,140,951	—	86,140,951
Senior Loans	—	727,594,086	—	727,594,086
Sovereign Bonds	—	1,246,917,534	—	1,246,917,534
U.S. Government & Agency Obligations	—	5,141,881,711	—	5,141,881,711
U.S. Treasury Inflation Protected Securities	—	366,705,290	—	366,705,290
Preferred Stocks	$13,148,689	—	—	13,148,689
Purchased Options	6,419,880	5,543	—	6,425,423

Total Long-Term Investments	19,568,569	20,737,620,240	119,282,874	20,876,471,683

Short-Term Investments†:
U.S. Government Agencies	—	46,726,324	—	46,726,324
U.S. Treasury Bills	—	499,211,522	—	499,211,522
Money Market Funds	—	1,975,929,599	—	1,975,929,599

Total Short-Term Investments	—	2,521,867,445	—	2,521,867,445

Total Investments	19,568,569	23,259,487,685	119,282,874	23,398,339,128

Other Financial Instruments:
Futures Contracts	61,727,557	—	—	61,727,557
Forward Foreign Currency Contracts	—	28,911,339	—	28,911,339
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	229,093	—	229,093
OTC Total Return Swaps‡	—	166,878	—	166,878
Centrally Cleared Interest Rate Swaps	—	68,718,118	—	68,718,118
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	12,824,727	—	12,824,727

Total Other Financial Instruments	61,727,557	110,850,155	—	172,577,712

Total	$81,296,126	$23,370,337,840	$119,282,874	$23,570,916,840

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$11,838,065	—	—	$11,838,065
Futures Contracts	92,213,060	—	—	92,213,060
Forward Foreign Currency Contracts	—	$23,883,853	—	23,883,853
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	1,788,238	—	1,788,238
Centrally Cleared Interest Rate Swaps	—	29,347,100	—	29,347,100

Total	$104,051,125	$55,019,191	—	$159,070,316

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2017. The following transactions were effected in shares of such companies for the period ended September 30, 2017.

	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2017
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$4,821,129,599	4,821,129,599	$2,845,200,000	2,845,200,000	—	$7,850,143	—	$1,975,929,599

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 28, 2017

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 28, 2017